THE LIPPER FUNDS(SM)
--------------------------------------------------------------------------------
                                                LIPPER HIGH INCOME BOND FUND(SM)




                                                             Semi-Annual REPORT
                                                                  June 30, 2001

                                TABLE OF CONTENTS

         Shareholder's Letter ......................................    1


         Portfolio of Investments ..................................    3


         Statement of Assets and Liabilities .......................    9


         Statement of Operations ...................................   10


         Statement of Changes in Net Assets ........................   11


         Financial Highlights ......................................   12


         Notes to Financial Statements .............................   15

THE LIPPER FUNDS(SM)                                         SEMI-ANNUAL REPORT
LIPPER HIGH INCOME BOND FUND(SM)                                  JUNE 30, 2001


Dear Shareholder:

     We are pleased to present the Semi-Annual Report for the Lipper High Income Bond Fund for the six-month period ended June 30, 2001. The Lipper High Income Bond Fund is one of three investment portfolios, together with the Lipper U.S. Equity Fund and the Lipper Prime Europe Equity Fund, which comprise The Lipper Funds, Inc. This report presents the financial statements and performance review of the Lipper High Income Bond Fund for the six-month period ended June 30, 2001.

     Fixed income investments, particularly high yield bonds, have performed notably well during the first half of 2001. As of June 30, 2001, high yield bonds have outperformed equities on a year-to-date basis. Given their relative cheapness at the beginning of the year and the fact that credit risk may have been sufficiently built into high yield bond prices, high yield bonds avoided the massive declines experienced by most equities. With liquidity improving both in terms of volume (year-to-date high yield new issue volume totaled $59.9 billion as of June 28, 2001 versus $41.6 billion for all of 2000) as well as breadth of issuers able to tap the high yield market, high yield bonds continued to experience positive momentum and bond spreads continued to narrow. In fact, high yield bond spreads narrowed approximately 136 basis points during the first half of 2001 from a high of 959 basis points at December 31, 2000.

     The Lipper High Income Bond Fund Premier Shares generated a net return of 6.56% year-to-date as of June 30, 2001. This return ranked the Fund's Premier Shares in the top 1% out of the 255 high yield funds tracked by Morningstar, Inc. for the trailing three-year period ended June 30, 2001. The Fund's Premier Shares also ranked in the top 1% out of the 139 high yield funds tracked by Morningstar for the trailing five-year period ended June 30, 2001 and in the top 2% out of 340 high yield funds tracked by Morningstar for the trailing 12-month period ended June 30, 2001.*

     Fixed income investments were particularly attractive due to the declining interest rate environment prevalent during the first half of 2001. The sixth interest rate cut of the year was announced after the June 27th Federal Open Market Committee meeting. The Federal Reserve Board announced its decision to lower its target for the federal funds rate by 25 basis points to 3.75%. Although this cut was smaller than the five half-point reductions that preceded it this year, warnings of persisting economic weakness continue, suggesting that an additional rate cut may be possible if growth does not pick up. In fact, the short statement the Fed issued announcing its reduction was a litany of economic woes: falling corporate profits, declining business investment, weak consumer spending, and slowing growth abroad. Specifically the open market committee's statement declared that "The patterns evident in recent months--declining profitability and business capital spending, weak expansion of consumption, and slowing growth abroad--continue to weigh on the economy. The associated easing of pressures on labor and product markets are expected to keep inflation contained." Given the quarter-point rate cut and the terse statement released by the central bank explaining the move, uncertainty regarding the economic outlook is clearly evident. As a result, cautious investors continue to turn to fixed income investments seeking stable returns in unstable times. According to AMG Data Services, high-yield bond funds saw $7.08 billion in net new money year-to-date.

     It usually takes six months or longer for changes in interest rates to affect the economy. Therefore, we expect that the economy will be on the path to recovery later this year. We expect high yield bond spreads to continue to narrow, boosting the performance of the Lipper High Income Bond Fund. Although spreads have narrowed over 100 basis points this year, high yield bond spreads are still wider than historical levels, providing additional room for improvement. While we wait for the changes in monetary policy to percolate through the economy, Lipper & Company continues to focus primarily on the upper tier of the high yield universe, investing exclusively in cash-pay bonds and avoiding issuers that do not generate sufficient cash flow to cover fixed charges, including debt service and capital expenditures. As a result, Lipper & Company has never experienced a default with respect to any holding. Even if the default rate increases in 2001, we expect that our disciplined approach will insulate Lipper & Company's portfolios from significant defaults. Lipper & Company performs extensive credit analysis prior to purchasing each bond and actively monitors each credit in the portfolio, paying particular attention to industry trends, issues facing competitors and underlying fundamentals such as margins, cash flow, coverage ratios and leverage. Over time, this discipline has proven extremely successful and differentiated Lipper & Company from other high yield managers.

     With the instability in the equity markets, declining interest rates, high yield bond spreads wider than historical norms, and a yield to maturity of 9.2% for the Lipper High Income Bond Fund, we believe it is an opportune time to invest in this Fund.

     We hope you find the enclosed report informative. We appreciate your participation in The Lipper Funds, Inc.

                                            Sincerely,
                                            KENNETH LIPPER
                                            ------------------------------------
                                            Kenneth Lipper
                                            President and Chairman of the Board

--------------

* Total returns include the reinvestment of income, dividends, and capital gains. The Fund's net asset value and investment return will fluctuate, and the value of the Fund's shares may be more or less than original cost upon redemption. Fee waivers and reimbursements have been in effect for the Fund since April 1, 1996, without which total returns would have been lower. The Morningstar, Inc. percentile rankings are based upon total return and compares the Lipper High Income Bond Fund Premier Shares with all funds in the same Morningstar category. These rankings may change monthly and compares a fund's 12-month, three-year and five-year average annual total return, as applicable, to the total return generated by other funds in the same Morningstar category for the same period. Past performance is no guarantee of future results.

                        LIPPER HIGH INCOME BOND FUND(SM)
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 2001 (UNAUDITED)

                                                                         FACE AMOUNT         VALUE
                                                                         -----------      -----------
CORPORATE BONDS (83.9%)
ADVERTISING AND BROADCASTING (4.4%)
   Lamar Media Corp., 9.625%, 12/01/06 .................................  $1,000,000      $ 1,055,000
   Outdoor Systems, Inc., 9.375%, 10/15/06 .............................   1,000,000        1,061,250
   Quebecor Media Inc., 11.125%, 07/15/11 ..............................     750,000          733,455
   Salem Communications Corporation, Series B, 9.50%, 10/01/07 .........   1,000,000        1,005,000
                                                                                          -----------
                                                                                          $ 3,854,705
                                                                                          -----------
AEROSPACE/DEFENSE (3.2%)
 * Alliant Techsystems Inc., 8.50%, 05/15/11 ...........................  $  500,000      $   507,500
   BE Aerospace, Series B, 8.00%, 03/01/08 .............................     750,000          725,625
   Moog Inc., Series B, 10.00%, 05/01/06 ...............................     500,000          512,500
   Sequa Corporation, 8.875%, 04/01/08 .................................     500,000          511,250
 * Sequa Corporation, 9.00%, 08/01/09 ..................................     500,000          501,250
                                                                                          -----------
                                                                                          $ 2,758,125
                                                                                          -----------
AUTO MANUFACTURING & RELATED (2.9%)
   Lear Corporation, Series B, 7.96%, 05/15/05 .........................  $  750,000      $   759,585
   Navistar Financial Corporation, Series B, 9.00%, 06/01/02 ...........     500,000          500,000
   Navistar International Corporation, 8.00%, 02/01/08 .................     500,000          467,500
   Oshkosh Truck Corporation, 8.75%, 03/01/08 ..........................     750,000          753,750
                                                                                          -----------
                                                                                          $ 2,480,835
                                                                                          -----------
BEVERAGES & BOTTLING (1.2%)
   Constellation Brands, Inc., 8.75%, 12/15/03 .........................  $1,000,000      $ 1,012,500
                                                                                          -----------
CABLE - DISTRIBUTED ENTERTAINMENT (4.2%)
   Adelphia Communications Corporation, 7.50%, 01/15/04 ................  $1,000,000      $   957,500
   Charter Communications Holdings, LLC, 8.25%, 04/01/07 ...............     775,000          730,438
   CSC Holdings, Inc., 9.25%, 11/01/05 .................................   1,000,000        1,030,000
   Fox Sports Networks, LLC, 8.875%, 08/15/07 ..........................     875,000          912,187
                                                                                          -----------
                                                                                          $ 3,630,125
                                                                                          -----------
CAPITAL GOODS, EQUIPMENT & OTHER MANUFACTURING (4.1%)
   Case Corporation, Series B, 6.25%, 12/01/03 .........................  $1,000,000      $   895,000
   Columbus McKinnon Corporation, 8.50%, 04/01/08 ......................     500,000          447,500
 * Dresser, Inc., 9.375%, 04/15/11 .....................................     500,000          517,500
   Flowserve Corporation, 12.25%, 08/15/10 .............................     750,000          806,250
   IDEX Corporation, 6.875%, 02/15/08 ..................................   1,000,000          921,470
                                                                                          -----------
                                                                                          $ 3,587,720
                                                                                          -----------
CHEMICALS (4.3%)
   Georgia Gulf Corporation, 7.625%, 11/15/05 ..........................  $1,000,000      $   994,790
   IMC Global, Inc., Series B, 10.75%, 06/15/03 ........................     500,000          482,741
   Lyondell Chemical Company, Series A, 9.625%, 05/01/07 ...............     750,000          753,750
 * MacDermid, Incorporated, 9.125%, 07/15/11 ...........................     500,000          497,500
 * Millennium Chemicals, Inc., 9.25%, 06/15/08 .........................   1,000,000        1,002,500
                                                                                          -----------
                                                                                          $ 3,731,281
                                                                                          -----------




    The accompanying notes are an integral part of the financial statements.

                        LIPPER HIGH INCOME BOND FUND(SM)
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2001 (UNAUDITED)

                                                                         FACE AMOUNT         VALUE
                                                                         -----------      -----------
COMMERCIAL SERVICES (1.8%)
   Iron Mountain, Incorporated, 8.75%, 09/30/09 ........................  $1,000,000      $ 1,023,750
 * United Rentals (North America), Inc., 10.75%, 04/15/08 ..............     500,000          525,000
                                                                                          -----------
                                                                                          $ 1,548,750
                                                                                          -----------
CONSUMER DURABLES (1.2%)
 * Steinway Musical Instruments, Inc., 8.75%, 04/15/11 .................  $1,000,000      $ 1,025,000
                                                                                          -----------
CONSUMER PRODUCTS (1.0%)
   The Scotts Company, 8.625%, 01/15/09 ................................  $  875,000      $   883,750
                                                                                          -----------
ELECTRICAL EQUIPMENT (2.2%)
   Ametek, Inc., 7.20%, 07/15/08 .......................................  $  875,000      $   840,481
   Amphenol Corporation, 9.875%, 05/15/07 ..............................   1,000,000        1,055,000
                                                                                          -----------
                                                                                          $ 1,895,481
                                                                                          -----------
ENERGY (7.2%)
 * Forest Oil Corporation, 8.00%, 06/15/08 .............................  $1,000,000      $   980,000
   Gulf Canada Resources Limited, 9.625%, 07/01/05 .....................   1,000,000        1,039,660
   HS Resources, Inc., 9.25%, 11/15/06 .................................   1,125,000        1,184,062
   Ocean Energy, Inc., 8.625%, 08/01/05 ................................   1,000,000        1,029,860
   Stone Energy Corporation, 8.75%, 09/15/07 ...........................   1,000,000        1,035,000
   Vintage Petroleum, Inc., 9.00%, 12/15/05 ............................   1,000,000        1,037,500
                                                                                          -----------
                                                                                          $ 6,306,082
                                                                                          -----------
ENTERTAINMENT (2.3%)
   Harrah's Operating Company, Inc., 7.875%, 12/15/05 ..................  $  500,000      $   510,000
   Park Place Entertainment Corporation, 7.875%, 12/15/05 ..............     500,000          502,500
   Six Flags Entertainment Corporation, 8.875%, 04/01/06 ...............     500,000          505,000
   Six Flags, Inc., 9.25%, 04/01/06 ....................................     500,000          502,500
                                                                                          -----------
                                                                                          $ 2,020,000
                                                                                          -----------
ENVIRONMENTAL SERVICES (1.3%)
 * Allied Waste North America, Inc., 8.875%, 04/01/08 ..................  $  250,000      $   259,063
   Allied Waste North America, Inc., Series B, 7.375%, 01/01/04 ........     500,000          498,750
   Allied Waste North America, Inc., Series B, 7.625%, 01/01/06 ........     375,000          373,125
                                                                                          -----------
                                                                                          $ 1,130,938
                                                                                          -----------
FOOD & FOOD SERVICES (3.0%)
 * Delhaize America, Inc., 8.125%, 04/15/11 ............................  $  750,000      $   783,248
   Keebler Corporation, 10.75%, 07/01/06 ...............................     750,000          784,687
   SC International Services, Inc., Series B, 9.25%, 09/01/07 ..........   1,000,000        1,072,500
                                                                                          -----------
                                                                                          $ 2,640,435
                                                                                          -----------




    The accompanying notes are an integral part of the financial statements.

                        LIPPER HIGH INCOME BOND FUND(SM)
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2001 (UNAUDITED)

                                                                         FACE AMOUNT         VALUE
                                                                         -----------      -----------
GAS, ELECTRIC UTILITIES & POWER (5.9%)
   AmeriGas Partners, L.P., Series B, 10.125%, 04/15/07 ................  $1,000,000      $ 1,035,000
   Calpine Corporation, 7.625%, 04/15/06 ...............................     500,000          486,910
   CMS Energy Corporation, 6.75%, 01/15/04 .............................     500,000          482,990
   Cogentrix Energy, Inc., 8.10%, 03/15/04 .............................     925,000          943,158
   El Paso Energy Partners L.P., Series B, 10.375%, 06/01/09 ...........     500,000          542,500
   Ferrellgas Partners, L.P., Series B, 9.375%, 06/15/06 ...............   1,125,000        1,136,250
   The AES Corporation, 8.75%, 12/15/02 ................................     500,000          507,500
                                                                                          -----------
                                                                                          $ 5,134,308
                                                                                          -----------
HEALTHCARE SERVICES & RELATED (4.1%)
   AdvancePCS, 8.50%, 04/01/08 .........................................  $  500,000      $   507,500
   Fisher Scientific International, Inc., 7.125%, 12/15/05 .............     750,000          731,250
   Tenet Healthcare Corporation, 8.625%, 01/15/07 ......................   1,000,000        1,050,000
   The Healthcare Company, Inc., 6.91%, 06/15/05 .......................     500,000          494,240
 * Triad Hospitals, Inc., 8.75%, 05/01/09 ..............................     750,000          765,000
                                                                                          -----------
                                                                                          $ 3,547,990
                                                                                          -----------
HOMEBUILDING & BUILDING MATERIALS (4.9%)
   D.R. Horton, Inc., 8.375%, 06/15/04 .................................  $1,000,000      $ 1,012,500
   Dayton Superior Corporation, 13.00%, 06/15/09 .......................     500,000          507,500
   Kaufman and Broad Home Corporation, 9.375%, 05/01/03 ................   1,000,000        1,007,500
   Nortek, Inc., 9.875%, 03/01/04 ......................................     750,000          765,000
   Nortek, Inc., Series B, 9.25%, 03/15/07 .............................     500,000          491,250
   NVR, Inc., 8.00%, 06/01/05 ..........................................     500,000          502,500
                                                                                          -----------
                                                                                          $ 4,286,250
                                                                                          -----------
HOTELS (1.7%)
 * FelCor Lodging Limited Partnership, 8.50%, 06/01/11 .................  $  500,000      $   480,000
   HMH Properties Inc., Series A, 7.875%, 08/01/05 .....................   1,000,000          970,000
                                                                                          -----------
                                                                                          $ 1,450,000
                                                                                          -----------
METALS (1.7%)
   AK Steel Corporation, 9.125%, 12/15/06 ..............................  $  500,000      $   518,750
   Ryerson Tull, Inc., 8.50%, 07/15/01 .................................     500,000          500,000
   Ryerson Tull, Inc., 9.125%, 07/15/06 ................................     500,000          457,500
                                                                                          -----------
                                                                                          $ 1,476,250
                                                                                          -----------
OIL FIELD SERVICES (3.6%)
 * Key Energy Services, Inc., 8.375%, 03/01/08 .........................  $  500,000      $   503,750
   Pride Petroleum Services, Inc., 9.375%, 05/01/07 ....................   1,000,000        1,065,000
   Varco International, Inc., 7.50%, 02/15/08 ..........................     750,000          755,265
   Veritas DGC Inc., 9.75%, 10/15/03 ...................................     750,000          770,625
                                                                                          -----------
                                                                                          $ 3,094,640
                                                                                          -----------




    The accompanying notes are an integral part of the financial statements.

                        LIPPER HIGH INCOME BOND FUND(SM)
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2001 (UNAUDITED)

                                                                         FACE AMOUNT         VALUE
                                                                         -----------      -----------
PAPER AND FOREST PRODUCTS (5.3%)
   Boise Cascade Corporation, 9.85%, 06/15/02 ..........................  $1,000,000      $ 1,031,890
   Buckeye Technologies, Inc., 8.50%, 12/15/05 .........................   1,000,000        1,002,500
   Packaging Corp. of America, Series B, 9.625%, 04/01/09 ..............     750,000          800,625
 * Potlatch Corporation, 10.00%, 07/15/11 ..............................     750,000          759,375
   Tembec Finance Corporation, 9.875%, 09/30/05 ........................   1,000,000        1,035,000
                                                                                          -----------
                                                                                          $ 4,629,390
                                                                                          -----------
PRINTING (0.6%)
   World Color Press, Inc., 7.75%, 02/15/09 ............................  $  500,000      $   481,795
                                                                                          -----------
PUBLISHING (2.0%)
   Hollinger International, Inc., 9.25%, 02/01/06 ......................  $  750,000      $   761,250
   PRIMEDIA Inc., 10.25%, 06/01/04 .....................................     500,000          508,750
   PRIMEDIA Inc., Series B, 8.50%, 02/01/06 ............................     500,000          482,500
                                                                                          -----------
                                                                                          $ 1,752,500
                                                                                          -----------
RETAILERS (1.3%)
   The Southland Corp., 5.00%, 12/15/03 ................................  $  750,000      $   702,188
   The Southland Corp., Series A, 4.50%, 06/15/04 ......................     500,000          448,125
                                                                                          -----------
                                                                                          $ 1,150,313
                                                                                          -----------
TECHNOLOGY (0.8%)
   Fairchild Semiconductor Corporation, 10.125%, 03/15/07 ..............  $  750,000      $   723,750
                                                                                          -----------
TELECOMMUNICATIONS (EQUIPMENT) (2.3%)
   Lucent Technologies Inc., 6.90%, 07/15/01 ...........................  $  500,000      $   499,539
   Lucent Technologies Inc., 7.25%, 07/15/06 ...........................   1,125,000          849,375
   Motorola, Inc., 6.75%, 02/01/06 .....................................     750,000          711,022
                                                                                          -----------
                                                                                          $ 2,059,936
                                                                                          -----------
TELECOMMUNICATIONS (WIRELESS) (2.7%)
  * American Tower Corporation, 9.375%, 02/01/09 .......................  $  750,000      $   708,750
  Crown Castle International Corp., 9.50%, 08/01/11 ....................     500,000          447,500
  Crown Castle International Corp., 10.75%, 08/01/11 ...................     500,000          485,000
  Rogers Cantel Inc., 8.80%, 10/01/07 ..................................     750,000          723,750
                                                                                          -----------
                                                                                          $ 2,365,000
                                                                                          -----------
TELECOMMUNICATIONS (WIRELINE) (0.9%)
   Frontier Corp., 7.25%, 05/15/04 .....................................  $  500,000      $   407,500
   Global Crossing Holdings Ltd., 9.125%, 11/15/06 .....................     500,000          396,250
                                                                                          -----------
                                                                                          $   803,750
                                                                                          -----------
TEXTILE/APPAREL MANUFACTURING (0.8%)
   Interface, Inc., 7.30%, 04/01/08 ....................................  $  750,000      $   705,000
                                                                                          -----------
TRANSPORTATION (1.0%)
   Sea Containers Ltd., 9.50%, 07/01/03 ................................  $1,000,000      $   855,000
                                                                                          -----------
TOTAL CORPORATE BONDS (Cost $72,610,858)                                                  $73,021,599
                                                                                          -----------




    The accompanying notes are an integral part of the financial statements.

                        LIPPER HIGH INCOME BOND FUND(SM)
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2001 (UNAUDITED)

                                                                         FACE AMOUNT         VALUE
                                                                         -----------      -----------
CONVERTIBLE BONDS (8.2%)
Auto Manufacturing & Related (0.4%)
   Tower Automotive, Inc., 5.00%, 08/01/04 .............................  $  375,000      $   311,996
                                                                                          -----------
HEALTHCARE SERVICES & RELATED (2.1%)
   HEALTHSOUTH Corporation, 3.25%, 04/01/03 ............................  $1,000,000      $   940,210
   Omnicare, Inc., 5.00%, 12/01/07 .....................................   1,000,000          891,560
                                                                                          -----------
                                                                                          $ 1,831,770
                                                                                          -----------
HOTELS (0.5%)
   Hilton Hotels Corp., 5.00%, 05/15/06 ................................  $  500,000      $   453,750
                                                                                          -----------
TECHNOLOGY (3.0%)
   Amkor Technology, Inc., 5.00%, 03/15/07 .............................  $1,000,000      $   824,610
   Analog Devices, Inc., 4.75%, 10/01/05 ...............................   1,000,000          928,760
   LSI Logic Corporation, 4.00%, 02/15/05 ..............................   1,000,000          840,500
                                                                                          -----------
                                                                                          $ 2,593,870
                                                                                          -----------
TELECOMMUNICATIONS (EQUIPMENT) (1.0%)
   CommScope, Inc., 4.00%, 12/15/06 ....................................  $1,000,000      $   852,100
                                                                                          -----------
TELECOMMUNICATIONS (WIRELESS) (1.2%)
   Nextel Communications, Inc., 5.25%, 01/15/10 ........................  $1,075,000      $   621,425
   Spectrasite Holdings, Inc., 6.75%, 11/15/10 .........................     625,000          405,938
                                                                                          -----------
                                                                                          $ 1,027,363
                                                                                          -----------
TOTAL CONVERTIBLE BONDS (Cost $7,009,973)                                                 $ 7,070,849
                                                                                          -----------

                                                                           Shares
                                                                           ------
WARRANTS (0.0%)
Advertising and Broadcasting (0.0%)
   XM Satellite Radio Holdings Inc., Class A, expiring 3/15/10 .........     625          $      -- #
                                                                                          -----------
CONSUMER PRODUCTS (0.0%)
   Jostens Inc., expiring 5/01/10 ......................................     500          $      -- #
                                                                                          -----------
HOMEBUILDING & BUILDING MATERIALS (0.0%)
 * Dayton Superior Corp., expiring 6/15/09 .............................     500          $      -- #
                                                                                          -----------
TOTAL WARRANTS (Cost $--#)                                                                $      -- #
                                                                                          -----------




    The accompanying notes are an integral part of the financial statements.

                        LIPPER HIGH INCOME BOND FUND(SM)
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2001 (UNAUDITED)

                                                                         FACE AMOUNT         VALUE
                                                                         -----------      -----------
SHORT-TERM INVESTMENT (7.1%)
REPURCHASE AGREEMENT (7.1%)
 + J.P. Morgan Securities Inc., 3.55%, dated 06/29/01, due 07/02/01
  (COST $6,171,000) ....................................................  $6,171,000      $ 6,171,000
                                                                                          -----------
TOTAL INVESTMENTS (99.2%) (COST $85,791,831) ...........................                  $86,263,448
OTHER ASSETS AND LIABILITIES (0.8%) ....................................                      734,472
                                                                                          -----------
NET ASSETS (100.0%) ....................................................                  $86,997,920
                                                                                          ===========

-------------
*    144A Security - Certain conditions for public sale may exist.

#    Value is less than $0.01.

+ The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this report. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.











    The accompanying notes are an integral part of the financial statements.

                                       LIPPER HIGH INCOME BOND FUND(SM)
                                     STATEMENT OF ASSETS AND LIABILITIES
                                          JUNE 30, 2001 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $85,791,831) ...................................................    $86,263,448
 Cash .......................................................................................            164
 Interest Receivable ........................................................................      1,608,647
 Receivable for Fund Shares Sold ............................................................          6,715
 Prepaid Assets .............................................................................          7,015
                                                                                                 -----------
      TOTAL ASSETS ..........................................................................    $87,885,989
                                                                                                 ===========

LIABILITIES:
 Payable for Investments Purchased ..........................................................    $   733,455
 Investment Advisory Fee Payable ............................................................         43,924
 Administrative Fee Payable .................................................................         24,944
 Distribution Fee Payable--Retail Shares ....................................................         17,039
 Shareholder Servicing Fee Payable--Group Retirement Plan Shares ............................         15,126
 Directors' Fees Payable ....................................................................          6,265
 Other Liabilities ..........................................................................         47,316
                                                                                                 -----------
      TOTAL LIABILITIES .....................................................................    $   888,069
                                                                                                 ===========

NET ASSETS ..................................................................................    $86,997,920
                                                                                                 ===========

NET ASSETS CONSIST OF:
 Paid in Capital ............................................................................    $92,600,291
 Undistributed Net Investment Income ........................................................        522,251
 Accumulated Net Realized Loss ..............................................................     (6,596,239)
 Unrealized Appreciation on Investments .....................................................        471,617
                                                                                                 -----------
                                                                                                 $86,997,920
                                                                                                 ===========

PREMIER SHARES:
 Net Assets .................................................................................    $72,213,626
 Shares Issued and Outstanding ($.001 par value) (Authorized 1,111,111,111) .................      7,865,454
 Net Asset Value, Offering and Redemption Price  Per Share ..................................    $      9.18
                                                                                                 ===========

RETAIL SHARES:
 Net Assets .................................................................................    $ 9,717,645
 Shares Issued and Outstanding ($.001 par value) (Authorized 1,111,111,111) .................      1,068,083
 Net Asset Value, Offering and Redemption Price Per Share ...................................    $      9.10
                                                                                                 ===========

GROUP RETIREMENT PLAN SHARES:
 Net Assets .................................................................................    $ 5,066,649
 Shares Issued and Outstanding ($.001 par value) (Authorized 1,111,111,111) .................        555,498
 Net Asset Value, Offering and Redemption Price Per Share ...................................    $      9.12
                                                                                                 ===========





    The accompanying notes are an integral part of the financial statements.


                                           LIPPER HIGH INCOME BOND FUND(SM)
                                               STATEMENT OF OPERATIONS
                                  FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)


INVESTMENT INCOME
 Interest ...............................................................................                 $3,435,185
                                                                                                          ----------

EXPENSES

 Investment Advisory Fee

  Basic Fee .............................................................................    $289,626
  Less: Fee Waived ......................................................................     (66,471)    $  223,155
                                                                                             --------
 Administrative Fee .....................................................................                     86,293
 Registration and Filing Fees ...........................................................                     15,360
 Professional Fees ......................................................................                     13,904
 Distribution Fee--Retail Shares ........................................................                      8,762
 Custodian Fees .........................................................................                      6,789
 Directors' Fees ........................................................................                      6,308
 Amortization of Organization Costs .....................................................                      6,116
 Shareholder Servicing Fee--Group Retirement Plan Shares ................................                      5,417
 Other Expenses .........................................................................                     27,954
                                                                                                          ----------

  TOTAL EXPENSES ........................................................................                 $  400,058
                                                                                                          ----------
   NET INVESTMENT INCOME ................................................................                 $3,035,127
                                                                                                          ----------

NET REALIZED GAIN FROM:
 Investments sold .......................................................................                 $  115,925
                                                                                                          ----------

NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION:
 Investments ............................................................................                 $1,556,602
                                                                                                          ----------

TOTAL NET REALIZED GAIN AND NET CHANGE IN
 UNREALIZED APPRECIATION/DEPRECIATION ...................................................                 $1,672,527
                                                                                                          ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................                 $4,707,654
                                                                                                          ==========





    The accompanying notes are an integral part of the financial statements.

                                        LIPPER HIGH INCOME BOND FUND(SM)
                                       STATEMENT OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS ENDED
                                                                            JUNE 30, 2001         YEAR ENDED
                                                                             (UNAUDITED)      DECEMBER 31, 2000
                                                                          ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
 Net Investment Income .................................................    $ 3,035,127          $ 6,165,780
 Net Realized Gain (Loss) ..............................................        115,925           (3,618,690)
 Net Change in Unrealized Appreciation/Depreciation ....................      1,556,602            1,173,344
                                                                            -----------          -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATION ..................    $ 4,707,654          $ 3,720,434
                                                                            -----------          -----------
DISTRIBUTIONS:
PREMIER SHARES:
 From Net Investment Income ............................................    $(2,146,899)         $(5,446,468)

RETAIL SHARES:
 From Net Investment Income ............................................       (224,876)            (472,343)

GROUP RETIREMENT PLAN SHARES:
 From Net Investment Income ............................................       (137,146)            (276,950)
                                                                            -----------          -----------
  TOTAL DISTRIBUTIONS ..................................................    $(2,508,921)         $(6,195,761)
                                                                            -----------          -----------
CAPITAL SHARE TRANSACTIONS (NOTES G AND H):
PREMIER SHARES:
 Issued--Regular .......................................................    $11,654,125          $20,615,815
       --Distributions Reinvested ......................................      1,559,184            4,019,004
 Redeemed ..............................................................     (3,213,963)         (28,439,766)
                                                                            -----------          -----------
   Net Increase (Decrease) in Premier Shares Transactions ..............    $ 9,999,346          $(3,804,947)
                                                                            -----------          -----------
RETAIL SHARES:
 Issued--Regular .......................................................    $ 5,347,709          $ 2,084,678
       --Distributions Reinvested ......................................        214,099              448,361
 Redeemed ..............................................................     (1,884,273)          (2,579,735)
                                                                            -----------          -----------
   Net Increase (Decrease) in Retail Shares Transactions ...............    $ 3,677,535          $   (46,696)
                                                                            -----------          -----------
GROUP RETIREMENT PLAN SHARES:
 Issued--Regular .......................................................    $ 1,278,356          $   818,597
       --Distributions Reinvested ......................................        137,114              277,741
 Redeemed ..............................................................        (91,962)            (865,948)
                                                                            -----------          -----------
   Net Increase in Group Retirement Plan Shares Transactions ...........    $ 1,323,508          $   230,390
                                                                            -----------          -----------
  NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS ..........................................    $15,000,389          $(3,621,253)
                                                                            -----------          -----------
TOTAL INCREASE (DECREASE) ..............................................    $17,199,122          $(6,096,580)
                                                                            -----------          -----------
NET ASSETS:
 Beginning of Period ...................................................    $69,798,798          $75,895,378
                                                                            -----------          -----------
 End of Period (A) .....................................................    $86,997,920          $69,798,798
                                                                            ===========          ===========
----------
(A) Includes undistributed (distribution in excess of)
    net investment income ..............................................    $   522,251          $    (3,955)
                                                                            ===========          ===========



    The accompanying notes are an integral part of the financial statements.


                                                 LIPPER HIGH INCOME BOND FUND(SM)
                                                       FINANCIAL HIGHLIGHTS
                                                          PREMIER SHARES

                                               SELECTED PER SHARE DATA & RATIOS (3)
                                          FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS ENDED      2000           1999           1998           1997           1996
                                            JUNE 30, 2001      FISCAL         FISCAL         FISCAL         FISCAL         FISCAL
                                            (UNAUDITED)++       YEAR           YEAR           YEAR           YEAR           YEAR*
                                          ----------------     ------         ------         ------         ------         ------
NET ASSET VALUE, BEGINNING OF PERIOD .....      $ 8.90         $ 9.22         $ 9.57         $10.11         $10.18         $10.00
                                                ------         ------         ------         ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income (1) ...............        0.34           0.75           0.74           0.84           0.91           0.68
 Net Realized and Unrealized
  Gain (Loss) on Investments .............        0.24          (0.33)         (0.35)         (0.48)          0.19           0.21
                                                ------         ------         ------         ------         ------         ------
   Total From Investment
    Operations ...........................        0.58           0.42           0.39           0.36           1.10           0.89
                                                ------         ------         ------         ------         ------         ------
DISTRIBUTIONS:
 Net Investment Income ...................       (0.30)         (0.74)         (0.74)         (0.86)         (0.91)         (0.68)
 In Excess of Net Investment Income ......          --             --             --             --+            --             --
 Net Realized Gain .......................          --             --             --          (0.04)         (0.26)         (0.03)
                                                ------         ------         ------         ------         ------         ------
   Total Distributions ...................       (0.30)         (0.74)         (0.74)         (0.90)         (1.17)         (0.71)
                                                ------         ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD ...........      $ 9.18         $ 8.90         $ 9.22         $ 9.57         $10.11         $10.18
                                                ======         ======         ======         ======         ======         ======
TOTAL RETURN (2) .........................        6.56%          4.81%          4.20%          3.61%         11.22%          9.23%
                                                ======         ======         ======         ======         ======         ======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's) ........     $72,214        $60,269        $66,163        $85,662        $85,151       $102,945
Ratios After Expense Waiver and/or
 Reimbursement:
  Expenses to Average Net Assets .........        1.00%**        1.00%          1.00%          1.00%          1.00%          1.00%**
  Net Investment Income to Average
   Net Assets ............................        7.90%**        8.15%          7.72%          8.50%          8.58%          9.01%**
Ratios Before Expense Waiver and/or
 Reimbursement:
  Expenses to Average Net Assets .........        1.18%**        1.18%          1.15%          1.15%          1.16%          1.27%**
  Net Investment Income to Average
   Net Assets ............................        7.72%**        7.97%          7.56%          8.35%          8.42%          8.74%**
Portfolio Turnover Rate ..................          85%**          63%           103%           110%           105%            74%


----------
  * April 1, 1996 (commencement of Fund operations) through December 31, 1996.

 ** Annualized.

  + Amount represents less than $0.01 per share.

 ++ Per share amount for the six months ended June 30, 2001 is based on average shares outstanding.

(1) Voluntarily waived fees and reimbursed expenses affected the net investment income per share as follows:

                                                         WAIVER/REIMBURSEMENT
     PERIOD                                                   (PER SHARE)
     ------                                                   -----------
     January 1, 2001 through June 30, 2001 ............          $0.01
     January 1, 2000 through December 31, 2000 ........          $0.02
     January 1, 1999 through December 31, 1999 ........          $0.02
     January 1, 1998 through December 31, 1998 ........          $0.01
     January 1, 1997 through December 31, 1997 ........          $0.02
     April 1, 1996 through December 31, 1996 ..........          $0.02

(2) Total return would have been lower had the Adviser not waived or reimbursed certain expenses during the period ended December 31, 1996, the fiscal years 1997 through 2000, and the six months ended June 30, 2001. Total return for periods of less than one year are not annualized.

(3) The per share data shown does not reflect adjustments to undistributed net investment income due to book/tax differences.

    The accompanying notes are an integral part of the financial statements.

                                                 LIPPER HIGH INCOME BOND FUND(SM)
                                                       FINANCIAL HIGHLIGHTS
                                                           RETAIL SHARES

                                               SELECTED PER SHARE DATA & RATIOS (3)
                                          FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                          SIX MONTHS ENDED      2000           1999           1998           1997           1996
                                            JUNE 30, 2001      FISCAL         FISCAL         FISCAL         FISCAL         FISCAL
                                            (UNAUDITED)++       YEAR           YEAR           YEAR           YEAR           YEAR*
                                          ----------------     ------         ------         ------         ------         ------
NET ASSET VALUE, BEGINNING OF PERIOD .....     $ 8.85          $ 9.21         $ 9.57         $10.11         $10.18         $ 9.91
                                               ------          ------         ------         ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income (1) ...............       0.29            0.67           0.73           0.82           0.84           0.62
 Net Realized and Unrealized
  Gain (Loss) on Investments .............       0.25           (0.31)         (0.37)         (0.49)          0.23           0.34
                                               ------          ------         ------         ------         ------         ------
   Total From Investment
    Operations ...........................       0.54            0.36           0.36           0.33           1.07           0.96
                                               ------          ------         ------         ------         ------         ------
DISTRIBUTIONS:
 Net Investment Income ...................      (0.29)          (0.72)         (0.72)         (0.83)         (0.88)         (0.66)
 In Excess of Net Investment Income ......         --              --             --             --+            --             --
 Net Realized Gain .......................         --              --             --          (0.04)         (0.26)         (0.03)
                                               ------          ------         ------         ------         ------         ------
   Total Distributions ...................      (0.29)          (0.72)         (0.72)         (0.87)         (1.14)         (0.69)
                                               ------          ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD ...........     $ 9.10          $ 8.85         $ 9.21         $ 9.57         $10.11         $10.18
                                               ======          ======         ======         ======         ======         ======
TOTAL RETURN (2) .........................       6.16%           4.08%          3.84%          3.36%         10.97%         10.04%
                                               ======          ======         ======         ======         ======         ======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's) ........     $9,718          $5,891         $6,187         $5,950         $4,697         $  845
Ratios After Expense Waiver and/or
 Reimbursement:
  Expenses to Average Net Assets .........       1.25%**         1.25%          1.25%          1.25%          1.25%          1.25%**
  Net Investment Income to Average
   Net Assets ............................       7.65%**         7.35%          7.48%          8.12%          8.31%          8.95%**
Ratios Before Expense Waiver and/or
 Reimbursement:
  Expenses to Average Net Assets .........       1.43%**         1.43%          1.40%          1.40%          1.41%          1.59%**
  Net Investment Income to Average
   Net Assets ............................       7.47%**         7.17%          7.32%          7.97%          8.15%          8.61%**
Portfolio Turnover Rate ..................         85%**           63%           103%           110%           105%            74%


----------

 * April 11, 1996 (initial offering of shares by the Fund) through December 31, 1996.

**  Annualized.

 +  Amount represents less than $0.01 per share.

++ Per share amount for the six months ended June 30, 2001, is based on average shares outstanding.

(1) Voluntarily waived fees and reimbursed expenses affected the net investment income per share as follows:

                                                         WAIVER/REIMBURSEMENT
     PERIOD                                                   (PER SHARE)
     ------                                              --------------------
     January 1, 2001 through June 30, 2001 ............          $0.01
     January 1, 2000 through December 31, 2000 ........          $0.01
     January 1, 1999 through December 31, 1999 ........          $0.02
     January 1, 1998 through December 31, 1998 ........          $0.01
     January 1, 1997 through December 31, 1997 ........          $0.02
     April 11, 1996 through December 31, 1996 .........          $0.02

(2) Total return would have been lower had the Adviser not waived or reimbursed certain expenses during the period ended December 31, 1996, the fiscal years 1997 through 2000, and the six months ended June 30, 2001. Total return for periods of less than one year are not annualized.

(3) The per share data shown does not reflect adjustments to undistributed net investment income due to book/tax differences.

    The accompanying notes are an integral part of the financial statements.

                                                 LIPPER HIGH INCOME BOND FUND(SM)
                                                       FINANCIAL HIGHLIGHTS
                                                      GROUP RETIREMENT SHARES

                                               SELECTED PER SHARE DATA & RATIOS (3)
                                          FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                          SIX MONTHS ENDED      2000           1999           1998           1997           1996
                                            JUNE 30, 2001      FISCAL         FISCAL         FISCAL         FISCAL         FISCAL
                                            (UNAUDITED)++       YEAR           YEAR           YEAR           YEAR           YEAR*
                                          ----------------     ------         ------         ------         ------         ------
NET ASSET VALUE, BEGINNING OF PERIOD .....     $ 8.86          $ 9.21         $ 9.57         $10.11         $10.18         $ 9.93
                                               ------          ------         ------         ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income (1) ...............       0.33            0.69           0.72           0.80           0.85           0.62
 Net Realized and Unrealized
  Gain (Loss) on Investments .............       0.22           (0.32)         (0.36)         (0.47)          0.22           0.32
                                               ------          ------         ------         ------         ------         ------
   Total From Investment
    Operations ...........................       0.55            0.37           0.36           0.33           1.07           0.94
                                               ------          ------         ------         ------         ------         ------
DISTRIBUTIONS:
 Net Investment Income ...................      (0.29)          (0.72)         (0.72)         (0.83)         (0.88)         (0.66)
 In Excess of Net Investment Income ......         --              --             --             --+            --             --
 Net Realized Gain .......................         --              --             --          (0.04)         (0.26)         (0.03)
                                               ------          ------         ------         ------         ------         ------
   Total Distributions ...................      (0.29)          (0.72)         (0.72)         (0.87)         (1.14)         (0.69)
                                               ------          ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD ...........     $ 9.12          $ 8.86         $ 9.21         $ 9.57         $10.11         $10.18
                                               ======          ======         ======         ======         ======         ======
TOTAL RETURN (2) .........................       6.26%           4.21%          3.84%          3.37%         10.96%          9.78%
                                               ======          ======         ======         ======         ======         ======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's) ........     $5,066          $3,639         $3,545         $4,515         $3,518         $2,198
Ratios After Expense Waiver and/or
 Reimbursement:
  Expenses to Average Net Assets .........       1.25%**         1.25%          1.25%          1.25%          1.25%          1.25%**
  Net Investment Income to Average
   Net Assets ............................       7.65%**         7.55%          7.49%          8.13%          8.32%          8.91%**
Ratios Before Expense Waiver and/or
 Reimbursement:
  Expenses to Average Net Assets .........       1.43%**         1.43%          1.40%          1.40%          1.41%          1.55%**
  Net Investment Income to Average
   Net Assets ............................       7.47%**         7.37%          7.33%          7.98%          8.16%          8.61%**
Portfolio Turnover Rate ..................         85%**           63%           103%           110%           105%            74%


----------

 * April 12, 1996 (initial offering of shares by the Fund) through December 31, 1996.

**  Annualized.

 +  Amount represents less than $0.01 per share.

++ Per share amount for the six months ended June 30, 2001 is based on average shares outstanding.

(1) Voluntarily waived fees and reimbursed expenses affected the net investment income per share as follows:

                                                         WAIVER/REIMBURSEMENT
     PERIOD                                                   (PER SHARE)
     ------                                              --------------------
     January 1, 2001 through June 30, 2001 .............         $0.01
     January 1, 2000 through December 31, 2000 .........         $0.02
     January 1, 1999 through December 31, 1999 .........         $0.02
     January 1, 1998 through December 31, 1998 .........         $0.01
     January 1, 1997 through December 31, 1997 .........         $0.02
     April 12, 1996 through December 31, 1996 ..........         $0.02

(2) Total return would have been lower had the Adviser not waived or reimbursed certain expenses during the period ended December 31, 1996, the fiscal years 1997 through 2000, and the six months ended June 30, 2001. Total return for periods of less than one year are not annualized.

(3) The per share data shown does not reflect adjustments to undistributed net investment income due to book/tax differences.

    The accompanying notes are an integral part of the financial statements.

                        LIPPER HIGH INCOME FUND FUND(SM)
                         NOTES TO FINANCIAL STATEMENTS


     The Lipper Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company and was incorporated on August 22, 1995. As of June 30, 2001, the Company was comprised of three diversified portfolios: the Lipper High Income Bond Fund, the Lipper U.S. Equity Fund, and the Lipper Prime Europe Equity Fund. These financial statements pertain to the Lipper High Income Bond Fund only. The financial statements of the remaining Funds are presented separately. The Company offers the shares of each Fund in three classes: Premier Shares, Retail Shares and Group Retirement Plan Shares. The Lipper High Income Bond Fund (the "Fund") was funded as a registered investment company on April 1, 1996 with a contribution of securities from a corresponding limited partnership (see Note G).

     The Lipper High Income Bond Fund seeks high total returns consistent with capital preservation by investing primarily in high yield securities with maturities of 10 years or less.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. SECURITY VALUATION: Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.

     2. FEDERAL INCOME TAXES: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

     At June 30, 2001, the cost of investments and unrealized appreciation (depreciation) of investments for Federal income tax purposes were:

                                                                  NET
    COST            APPRECIATION        (DEPRECIATION)       APPRECIATION
    ----            ------------        --------------       ------------
 $85,791,831         $1,657,247          $(1,185,630)          $471,617

     3. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which it lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     4. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income monthly. Net realized capital gains, if any, will be distributed at least annually by the Fund. All distributions are recorded on the ex-dividend date.

     Income and capital gains distributions are determined in accordance with U.S. Federal income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to differing book and tax treatments for deferred organization costs, post-October losses and losses due to wash sales transactions.

                        LIPPER HIGH INCOME FUND FUND(SM)
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     Permanent book and tax differences between U.S. federal income tax regulations and generally accepted accounting principles may result in reclassifications to undistributed or distributions in excess of net investment income (loss), undistributed realized net gain(loss) and paid in capital. Such adjustments are not included for the purpose of calculating the financial highlights.

     5. ORGANIZATION COSTS: Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

     6. OTHER: Securities transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Expenses of the Company, which are not directly attributable to a Fund, are allocated among the Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. ADVISORY SERVICES: Lipper & Company, L.L.C. (the "Adviser") serves as the investment adviser to the Fund. Under the terms of the Investment Advisory Agreement (the "Agreement"), the Adviser provides investment advisory services for a fee calculated at an annual rate of 0.75% of the Fund's average daily net assets. From time to time, the Adviser may voluntarily waive, for a period of time, all or a portion of the fee to which it is entitled under its Agreement with the Fund. Until further notice, the Adviser has agreed to voluntarily waive fees and reimburse expenses to the extent necessary to maintain an annual operating expense ratio to net assets of not more than following:

                                               GROUP RETIREMENT
             PREMIER SHARES    RETAIL SHARES    PLAN SHARES
             --------------    -------------   -----------------
                1.00%             1.25%              1.25%


C. ADMINISTRATIVE AND CUSTODIAL SERVICES: J.P. Morgan Investor Services Co., formerly Chase Global Funds Services Co., a wholly owned subsidiary of The Chase Manhattan Bank ("Chase"), serves as the Company's administrator (the "Administrator") pursuant to an Administrative Agreement. Under the Administrative Agreement, the Administrator provides administrative, fund accounting, dividend disbursing and transfer agent services to the Company. As compensation for its services, the Company pays the Administrator a monthly fee at the annual rate of 0.20% of the Company's average daily net assets up to and including $200 million; 0.10% of the Company's average daily net assets in excess of $200 million up to and including $400 million and 0.05% of the Company's average daily net assets in excess of $400 million. The Fund is subject to a minimum annual fee of $70,000 per year. Under a separate agreement, Chase also serves as the Company's custodian for the Fund's assets.

D. DISTRIBUTION SERVICES: Lipper & Company, L.P., an affiliate of the Adviser, serves as the Company's distributor (the "Distributor"). The Distributor is entitled to receive an annual distribution fee payable from the net assets of the Fund's Retail Shares of up to 0.25% of the average daily net assets of such Fund's Retail Shares. The Company has entered into shareholder servicing agreements with respect to the Fund's Group Retirement Plan Shares. Under such servicing agreements, each servicing agent will be entitled to receive from the net assets of the Fund's Group Retirement Plan Shares, an annual servicing fee of up to 0.25% of the average daily net assets of such Fund's Group Retirement Plan Shares for certain support services which supplement the services provided by the Company's administrator and transfer agent.

E. DIRECTORS' FEES: For the six months ended June 30, 2001, the Company paid each Director who was not a director, officer or employee of the Adviser or any of its affiliates, a fee of $8,000 per annum plus $500 per quarterly meeting attended and reimbursements for expenses incurred in attending Board meetings.

                        LIPPER HIGH INCOME FUND FUND(SM)
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

F. PURCHASES AND SALES: For the six months ended June 30, 2001, the cost of purchases and proceeds of sales for investment securities other than long-term U.S. Government and short-term securities were:


              PURCHASES                            SALES
             -----------                        -----------
             $46,307,335                        $30,568,320


     There were no long-term purchases or sales of U.S. Government securities.

G. LIMITED PARTNERSHIP TRANSFER: The Fund was formed as a successor investment vehicle for a limited partnership (the "Partnership") for which Lipper & Company, L.P., an affiliate of the Adviser, acted as general partner and investment adviser since inception. On April 1, 1996, the Fund exchanged Premier Shares for portfolio securities of the Partnership.

H. CAPITAL STOCK: Capital share transactions for the Fund, by class of shares, were as follows:

                                             SIX MONTHS ENDED
                                               JUNE 30, 2001     YEAR ENDED
                                                (UNAUDITED)   DECEMBER 31, 2000
                                             ---------------- -----------------
PREMIER SHARES (1):
 Issued--Regular ...........................    1,271,946          2,276,475
      Distributions Reinvested .............      170,227            445,759
 Redeemed ..................................     (350,428)        (3,127,845)
                                                ---------         ----------
   Net Increase (Decrease) .................    1,091,745           (405,611)
                                                ---------         ----------
RETAIL SHARES (2):
 Issued--Regular ...........................      585,870            231,065
      Distributions Reinvested .............       23,570             49,797
 Redeemed ..................................     (207,086)          (286,809)
                                                ---------         ----------
   Net Increase (Decrease) .................      402,354             (5,947)
                                                ---------         ----------
GROUP RETIREMENT PLAN SHARES (3):
 Issued--Regular ...........................      139,856             90,268
      Distributions Reinvested .............       15,064             30,865
 Redeemed ..................................      (10,074)           (95,431)
                                                ---------         ----------
   Net Increase ............................      144,846             25,702
                                                ---------         ----------


I. OTHER: At June 30, 2001, the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares for the Fund was as follows:

                                                  NO. OF                 %
                                               SHAREHOLDERS          OWNERSHIP
                                               ------------          ---------
            Retail Shares .................          1                 43.7%
            Group Retirement Shares .......          3                 82.2%


     Transactions by shareholders having a significant ownership percentage of the Fund could have an impact on other shareholders of the Fund.

     The Fund currently invests in high yield lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than do higher rated securities.

     The Company has a $20 million line of credit with Chase which is available to meet temporary cash needs of the Company. The Company pays a commitment fee for this line of credit.

INVESTMENT ADVISER:                    LIPPER & COMPANY, L.L.C.

ADMINISTRATOR AND                      J.P. MORGAN
TRANSFER AGENT:                        INVESTOR SERVICES CO.

DISTRIBUTOR:                           LIPPER & COMPANY, L.P.

CUSTODIAN:                             THE CHASE MANHATTAN BANK

LEGAL COUNSEL:                         SIMPSON THACHER & Bartlett

INDEPENDENT ACCOUNTANTS:               PRICEWATERHOUSECOOPERS LLP

BOARD OF DIRECTORS:                    KENNETH LIPPER
                                       -----------------------------------------
                                       Chairman of the Board and President
                                         The Lipper Funds, Inc.
                                       Chairman of the Board, Chief
                                       Executive Officer and President
                                         Lipper & Company

                                       ABRAHAM BIDERMAN
                                       -----------------------------------------

                                       Executive Vice President,
                                       Secretary and Treasurer
                                         The Lipper Funds, Inc.
                                       Executive Vice President
                                         Lipper & Company

                                       STANLEY BREZENOFF
                                       -----------------------------------------
                                       Chief Executive Officer
                                         Maimonides Medical Center

                                       MARTIN MALTZ
                                       -----------------------------------------
                                       Principal Scientist
                                         Xerox Corporation

                                       IRWIN RUSSELL
                                       -----------------------------------------
                                       Attorney
                                         Law Offices of Irwin E. Russell
                                       Director Emeritus
                                         The Walt Disney Company

TICKER SYMBOLS:
        Premier Shares:                     LHIBX
        Retail Shares:                      LHIRX
        Group Retirement Plan Shares:       LHIGX

For more complete information concerning The Lipper Funds, including a prospectus, please call 1-800-LIPPER9, visit The Lipper Funds' internet site at www.lipper.com, or send an electronic request to the following e-mail address: lipper.funds@lipper.com.

The Lipper High Income Bond Fund invests primarily in high yield bonds, which entail greater risks than investment grade bonds, such as reduced liquidity and the possibility of default. Please read the prospectus carefully before investing.

Lipper & Company. L.P., Distributor.

(C) 2001 Lipper & Company, Inc. All rights reserved.
Lipper & COMPANY, THE LIPPER FUNDS AND LIPPER HIGH
INCOME BOND FUND are trademarks and/or service marks of Lipper & Company, Inc.

The Lipper Funds(SM) and Lipper High Income Bond Fund(SM) are not affiliated with Lipper Inc., a Reuters company.

                 THE LIPPER FUNDS(SM)
--------------------------------------------------------------------------------
                                                     LIPPER U.S. EQUITY FUND(SM)









                                                              SEMI-ANNUAL REPORT

                                                                   JUNE 30, 2001

                                      TABLE OF CONTENTS

      Shareholder's Letter ......................................    1

      Portfolio of Investments ..................................    2

      Statement of Assets and Liabilities .......................    4

      Statement of Operations ...................................    5

      Statement of Changes in Net Assets ........................    6

      Financial Highlights ......................................    7

      Notes to Financial Statements .............................   10

THE LIPPER FUNDS(SM)                                          SEMI-ANNUAL REPORT
LIPPER U.S. EQUITY FUND(SM)                                        JUNE 30, 2001


Dear Shareholder:

     We are pleased to present the Semi-Annual Report for the Lipper U.S. Equity Fund for the six-month period ended June 30, 2001. The Lipper U.S. Equity Fund is one of three investment portfolios, together with the Lipper Prime Europe Equity Fund and the Lipper High Income Bond Fund, which comprise The Lipper Funds, Inc. This report presents the financial statements and performance review of the Lipper U.S. Equity Fund for the six-month period ended June 30, 2001.

     The U.S. equity markets were plagued by economic uncertainty during the first half of 2001. The first quarter was an extreme disappointment for equity investors around the world and was marked by negative returns for the broad equity market. The second quarter of 2001, on the other hand, resulted in a noteworthy rebound fueled by cautious optimism from investors as the Federal Reserve Board continued to cut interest rates and economic indicators shifted from negative to more mixed. During the second quarter, the Lipper U.S. Equity Fund Premier Shares generated a net return of 7.57%* outperforming the 5.85% return of the benchmark S&P 500 Index. On a year-to-date basis the Fund's Premier Shares were down 5.14% as of June 30, 2001, yet, outperformed the benchmark S&P 500 Index's year-to-date performance of -6.70%.

     During the first six months of 2001 the Federal Reserve cut the Federal Funds rate six times resulting in a total 2.75% decline, from 6.50% to 3.75%. While the most recent interest cut was smaller than the half-point reductions that preceded it, it could not be interpreted as a strong vote of confidence for an economic rebound in the second half of the year. In fact, the short statement issued to announce the reduction cited several economic concerns including: falling corporate profits, declining business investment, weak consumer spending, and slowing growth abroad. Clearly, uncertainty regarding the economic outlook remains evident. Currently, consumer confidence is holding up, the housing market remains strong, and energy prices are falling sharply. Yet manufacturers, particularly high-tech companies, continue to report problematic inventories. Other worrisome economic factors include an increase in the unemployment rate to 4.5% in June from 4.3% at the end of March and relentless pressures on profit margins. Overall, the economy grew a sluggish 1.2% in the first quarter of 2001 and 0.7% in the second quarter, while inflation remained under control, as both the Producer Price Index and the Consumer Price Index were up an average of 0.25% per month during the quarter.

     It usually takes six months or longer for changes in interest rates to affect the economy. Therefore, Federal Reserve Chairman Greenspan does not expect to see signs of recovery until the fourth quarter of 2001 or the first quarter of 2002. The latest Federal Reserve forecast indicates the economy, as measured by the GDP, is expected to expand approximately 1.25 to 2 percent in 2001 and 3 to 3.25 percent in 2002, as a rebound takes effect late this year or early next year boosted by the interest-rate cuts and a reduction in income taxes. Currently, inflation is not a major concern as it is expected to remain tame at just 2% to 2.5% for the full year. However, given the considerable degree of uncertainty surrounding the current economic situation, the Lipper U.S. Equity Fund remains cautious. Although stock valuations have become more reasonable relative to recent years, the Fund will continue to emphasize stable companies whose earnings are expected to remain strong during this more difficult environment. We at Lipper & Company remain dedicated to achieving superior long-term results while focusing on capital preservation. Therefore, we will continue to look for attractively priced stocks with strong long-term growth potential.

     We hope you find the enclosed report informative. We appreciate your participation in The Lipper Funds, Inc.

                                    Sincerely,
                                    KENNETH LIPPER
                                    -----------------------------------
                                    Kenneth Lipper
                                    President and Chairman of the Board

------------------

* Total returns include the reinvestment of income and capital gains. The Fund's net asset value and investment return will fluctuate, and the value of the Fund's shares may be more or less than original cost upon redemption. Fee waivers and reimbursements have been in effect for the Fund since January 2, 1996, without which total returns would have been lower. Past performance is no guarantee of future results.

                          LIPPER U.S. EQUITY FUND(SM)
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 2001 (UNAUDITED)


                                                        SHARES          VALUE
                                                       -------       ----------
COMMON STOCKS (88.6%)
CAPITAL GOODS (5.8%)
     General Dynamics Corporation ....................   6,000       $  466,860
     Honeywell International Inc. ....................   6,000          209,940
     Tyco International Ltd. .........................  13,100          713,950
     United Technologies Corporation .................   3,500          256,410
                                                                     ----------
                                                                     $1,647,160
                                                                     ----------
COMMUNICATION SERVICES (1.7%)
     SBC Communications Inc. .........................  12,000       $  480,720
                                                                     ----------
CONSUMER CYCLICALS (7.8%)
     *Bed Bath & Beyond Inc. .........................  10,300       $  321,360
     *Hot Topic, Inc. ................................  22,800          709,080
     *Kohl's Corporation .............................   7,900          495,567
      The Home Depot, Inc. ...........................   5,000          232,750
      Wal-Mart Stores, Inc. ..........................   9,400          458,720
                                                                     ----------
                                                                     $2,217,477
                                                                     ----------
CONSUMER STAPLES (12.9%)
     *AOL Time Warner Inc. ...........................   9,000       $  477,000
      Colgate-Palmolive Company ......................   9,300          548,607
      CVS Corporation ................................  20,800          802,880
      General Mills, Inc. ............................   6,400          280,192
     *Patterson Dental Company .......................   7,800          257,400
     *Safeway Inc. ...................................  11,900          571,200
      The Estee Lauder Companies Inc. ................  17,500          754,250
                                                                     ----------
                                                                     $3,691,529
                                                                     ----------
ENERGY (4.6%)
      Exxon Mobil Corporation ........................   3,200       $  279,520
     *Louis Dreyfus Natural Gas Corp. ................  15,200          529,720
      Transocean Sedco Forex Inc. ....................  12,300          507,375
                                                                     ----------
                                                                     $1,316,615
                                                                     ----------
FINANCIALS (20.1%)
      ACE Limited ....................................  10,500       $  410,445
      American International Group, Inc. .............   7,100          610,600
      Citigroup Inc. .................................  15,900          840,156
      Federal Home Loan Mortgage Corporation .........  10,000          700,000
      Household International, Inc. ..................   9,000          600,300
      MGIC Investment Corporation ....................   8,000          581,120
     *Southwest Bancorporation Of Texas, Inc. ........  20,000          604,200
      The Bank of New York Company, Inc. .............  12,700          609,600
      Washington Mutual, Inc. ........................  20,750          779,163
                                                                     ----------
                                                                     $5,735,584
                                                                     ----------





    The accompanying notes are an integral part of the financial statements.

                          LIPPER U.S. EQUITY FUND(SM)
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2001 (UNAUDITED)


                                                        SHARES          VALUE
                                                       -------      -----------
HEALTH CARE (12.3%)
      Abbott Laboratories ............................   9,900      $   475,299
     *Elan Corporation plc ADR .......................   7,006          427,366
      Johnson & Johnson ..............................  14,446          722,300
      Merck & Co., Inc. ..............................   8,500          543,235
      Pfizer Inc. ....................................  14,800          592,740
      Pharmacia Corporation ..........................  16,600          762,770
                                                                    -----------
                                                                    $ 3,523,710
                                                                    -----------
TECHNOLOGY (15.3%)
     *Applied Materials, Inc. ........................   3,300      $   162,030
     *Cisco Systems, Inc. ............................  10,600          192,920
      Electronic Data Systems Corporation ............  12,200          762,500
      First Data Corporation .........................  12,800          822,400
     *Flextronics International Ltd. .................  13,000          339,430
      International Business Machines Corporation ....   5,200          587,600
     *JDS Uniphase Corporation .......................  26,700          333,750
     *Juniper Networks, Inc. .........................   8,800          273,680
      Paychex, Inc. ..................................   8,000          320,000
     *Veritas Software Corporation ...................   8,600          572,158
                                                                    -----------
                                                                    $ 4,366,468
                                                                    -----------
TRANSPORTATIONS (1.9%)
      Union Pacific Corporation ......................  10,000      $   549,100
                                                                    -----------
UTILITIES (6.2%)
      Constellation Energy Group, Inc. ...............  13,800      $   587,880
      Dominion Resources, Inc. .......................  10,800          649,404
      Duke Energy Corporation ........................  14,000          546,140
                                                                    -----------
                                                                    $ 1,783,424
                                                                    -----------
TOTAL COMMON STOCKS (COST $24,666,664) ...............              $25,311,787
                                                                    -----------

                                                       FACE
                                                      AMOUNT
                                                    ----------
SHORT-TERM INVESTMENTS (12.3%)
    + J.P. Morgan Securities Inc. 3.55%
        dated 06/29/01 due 07/02/01 ............... $3,523,000      $ 3,523,000
      Vista Prime Money Market ....................        809              809
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (COST $3,523,809) ....                 $ 3,523,809
                                                                    -----------
TOTAL INVESTMENTS (100.9%) (COST $28,190,473) .....                 $28,835,596
OTHER ASSETS AND LIABILITIES (-0.9%) ..............                    (262,530)
                                                                    -----------
NET ASSETS (100.0%) ...............................                 $28,573,066
                                                                    ===========

----------
* Non-income producing security.
ADR--American Depositary Receipt
+ The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this report. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.




    The accompanying notes are an integral part of the financial statements.

                           LIPPER U.S. EQUITY FUND(SM)
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $28,190,473) .....................    $ 28,835,596
 Cash .........................................................             283
 Dividends Receivable .........................................           8,704
 Interest Receivable ..........................................             697
 Prepaid Assets ...............................................           1,488
                                                                   ------------
      TOTAL ASSETS ............................................    $ 28,846,768
                                                                   ============
LIABILITIES:
 Payable for Investments Purchased ............................    $    228,900
 Shareholder Servicing Fee Payable--
  Group Retirement Plan Shares ................................          17,092
 Directors' Fees Payable ......................................           6,449
 Administrative Fee Payable ...................................           6,067
 Investment Advisory Fee Payable ..............................           4,297
 Other Liabilities ............................................          10,897
                                                                   ------------
      TOTAL LIABILITIES .......................................    $    273,702
                                                                   ------------
 NET ASSETS ...................................................    $ 28,573,066
                                                                   ============
NET ASSETS CONSIST OF:
 Paid in Capital ..............................................    $ 30,055,208
 Undistributed Net Investment Income ..........................          11,223
 Accumulated Net Realized Loss ................................      (2,138,488)
 Unrealized Appreciation on Investments .......................         645,123
                                                                   ------------
                                                                   $ 28,573,066
                                                                   ============
PREMIER SHARES:
 Net Assets ...................................................    $ 23,456,689
 Shares Issued and Outstanding ($.001 par value)
   (Authorized 1,111,111,111) .................................       2,230,935
 Net Asset Value, Offering and Redemption Price Per Share .....    $      10.51
                                                                   ============
RETAIL SHARES:
 Net Assets ...................................................    $    597,410
 Shares Issued and Outstanding ($.001 par value)
   (Authorized 1,111,111,111) .................................          57,238
 Net Asset Value, Offering and Redemption Price Per Share .....    $      10.44
                                                                   ============
GROUP RETIREMENT PLAN SHARES:
 Net Assets ...................................................    $  4,518,967
 Shares Issued and Outstanding ($.001 par value)
   (Authorized 1,111,111,111) .................................         434,477
 Net Asset Value, Offering and Redemption Price Per Share .....    $      10.40
                                                                   ============



    The accompanying notes are an integral part of the financial statements.



                           LIPPER U.S. EQUITY FUND(SM)
                             STATEMENT OF OPERATIONS
                 FOR SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

INVESTMENT INCOME
 Dividends .............................................                 $    92,433
 Interest ..............................................                      67,725
                                                                         -----------
  TOTAL INCOME .........................................                 $   160,158

EXPENSES
 Investment Advisory Fee
  Basic Fee ............................................   $   104,578
  Less: Fee Waived .....................................       (51,352)   $    53,226
                                                           -----------
 Administrative Fee ....................................                       38,032
 Registration and Filing Fees ..........................                       14,094
 Shareholder Servicing Fee--Group Retirement Plan Shares                        5,432
 Shareholder Reports ...................................                        5,191
 Professional Fees .....................................                        5,066
 Directors' Fees .......................................                        3,826
 Custodian Fees ........................................                        2,649
 Distribution Fee--Retail Shares .......................                        1,003
 Other Expenses ........................................                       12,875
                                                                          -----------
  TOTAL EXPENSES .......................................                  $   141,394
                                                                          -----------
    NET INVESTMENT INCOME ..............................                  $    18,764
                                                                          -----------
NET REALIZED LOSS FROM:
 Investments sold ......................................                  $(1,726,762)
                                                                          -----------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION:
 Investments ...........................................                  $   345,018
                                                                          -----------
TOTAL NET REALIZED LOSS AND NET CHANGE IN
 UNREALIZED APPRECIATION/DEPRECIATION ..................                  $(1,381,744)
                                                                          -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...                  $(1,362,980)
                                                                          ===========



    The accompanying notes are an integral part of the financial statements.

                           LIPPER U.S. EQUITY FUND(SM)
                       STATEMENT OF CHANGES IN NET ASSETS



                                                             SIX MONTHS ENDED
                                                               JUNE 30, 2001       YEAR ENDED
                                                               (UNAUDITED)     DECEMBER 31, 2000
                                                              ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
 Net Investment Income (Loss) ...............................   $     18,764    $    (77,103)
 Net Realized Gain (Loss) ...................................     (1,726,762)      2,846,547
 Net Change in Unrealized Appreciation/Depreciation .........        345,018      (2,352,620)
                                                                ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................................   $ (1,362,980)   $    416,824
                                                                ------------    ------------
DISTRIBUTIONS:
PREMIER SHARES:
 From Net Realized Gains ....................................   $       --      $ (2,407,775)
 In Excess of Net Realized Gains ............................           --          (323,471)
 RETAIL SHARES:
 From Net Realized Gains ....................................           --          (122,277)
 In Excess of Net Realized Gains ............................           --           (16,427)
GROUP RETIREMENT PLAN SHARES:
 From Net Realized Gains ....................................           --          (534,670)
 In Excess of Net Realized Gains ............................           --           (71,830)
                                                                ------------    ------------
  TOTAL DISTRIBUTIONS .......................................   $       --      $ (3,476,450)
                                                                ------------    ------------
CAPITAL SHARE TRANSACTIONS:
PREMIER SHARES:
 Issued--Regular ............................................   $  5,308,930    $ 10,415,329
       --Distributions Reinvested ...........................           --         2,731,246
 Redeemed ...................................................        (70,000)    (10,941,021)
                                                                ------------    ------------
    Net Increase in Premier Shares Transactions .............   $  5,238,930    $  2,205,554
                                                                ------------    ------------
RETAIL SHARES:
 Issued--Regular ............................................   $     38,336    $    596,211
       --Distributions Reinvested ...........................           --           138,704
 Redeemed ...................................................       (364,070)       (146,568)
                                                                ------------    ------------
    Net Increase (Decrease) in Retail Shares Transactions ...   $   (325,734)   $    588,347
                                                                ------------    ------------
GROUP RETIREMENT PLAN SHARES:
 Issued--Regular ............................................   $    536,119    $    862,928
       --Distributions Reinvested ...........................           --           606,500
 Redeemed ...................................................        (78,909)       (366,151)
                                                                ------------    ------------
    Net Increase in Group Retirement Plan Shares Transactions   $    457,210    $  1,103,277
                                                                ------------    ------------
  NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS    $  5,370,406    $  3,897,178
                                                                ------------    ------------
TOTAL INCREASE ..............................................   $  4,007,426    $    837,552
                                                                ------------    ------------
 NET ASSETS:
 Beginning of Period ........................................   $ 24,565,640    $ 23,728,088
                                                                ------------    ------------
 End of Period (A) ..........................................   $ 28,573,066    $ 24,565,640
                                                                ============    ============

-----------------

(A) Includes undistributed (accumulated) net
   investment income (loss)                                     $     11,223    $    (7,541)
                                                                ============    ===========



    The accompanying notes are an integral part of the financial statements.

                           LIPPER U.S. EQUITY FUND(SM)
                              FINANCIAL HIGHLIGHTS
                                 PREMIER SHARES

                        SELECTED PER SHARE DATA & RATIOS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         SIX MONTHS ENDED    2000         1999        1998       1997        1996
                                           JUNE 30, 2001    FISCAL       FISCAL      FISCAL     FISCAL      FISCAL
                                           (UNAUDITED)++     YEAR         YEAR        YEAR       YEAR        YEAR*
                                         ----------------  -------      -------     -------     -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ....     $11.08        $12.70       $12.62      $12.04      $11.38     $10.00
                                              ------       -------      -------     -------     -------    -------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income (Loss) (1) .......       0.01         (0.03)       (0.03)       0.13        0.16       0.18
 Net Realized and Unrealized Gain (Loss)
  on Investments ........................      (0.58)         0.21         1.25        1.26        1.96       1.81
                                              ------       -------      -------     -------     -------    -------
   Total From Investment Operations .....      (0.57)         0.18         1.22        1.39        2.12       1.99
                                              ------       -------      -------     -------     -------    -------
DISTRIBUTIONS:
 Net Investment Income ..................       --            --           --         (0.14)      (0.16)     (0.19)
 In Excess of Net Investment Income .....       --            --           --          --+         --         --
 Net Realized Gain ......................       --           (1.59)       (1.14)      (0.67)      (1.30)     (0.34)
 In Excess of Net Realized Gain .........       --           (0.21)        --          --          --        (0.08)
                                              ------       -------      -------     -------     -------    -------
   Total Distributions ..................       --           (1.80)       (1.14)      (0.81)      (1.46)     (0.61)
                                              ------       -------      -------     -------     -------    -------
NET ASSET VALUE, END OF PERIOD ..........     $10.51        $11.08       $12.70      $12.62      $12.04     $11.38
                                              ======       =======      =======     =======     =======    =======
TOTAL RETURN (2) ........................      (5.14)%        1.34%       10.25%      11.35%      18.96%     19.81%
                                              ======       =======      =======     =======     =======    =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's) .......    $23,457       $19,317      $19,426     $22,088     $14,203    $15,098
Ratios After Expense Waiver and/
 or Reimbursement:
  Expenses to Average Net Assets ........       1.10%**       1.10%        1.10%       1.10%       1.10%      1.10%**
  Net Investment Income (Loss) to
   Average Net Asset ....................       0.20%**      (0.23)%      (0.22)%      1.07%       1.24%      1.68%**
Ratios Before Expense Waiver and/
 or Reimbursement:
  Expenses to Average Net Assets ........       1.51%**       1.63%        1.51%       1.51%       1.76%      2.28%**
  Net Investment Income (Loss) to
   Average Net Asset ....................      (0.21)%**     (0.76)%      (0.63)%      0.66%       0.58%      0.50%**
Portfolio Turnover Rate .................        223%**        347%         123%        204%        145%       117%

-----------
 *   January 2, 1996 (commencement of Fund operations) through December 31,
     1996.

**   Annualized.

 +   Amount represents less than $0.01 per share.

++ Per share amount for the six months ended June 30, 2001 is based on average shares outstanding.

(1) Voluntarily waived fees and reimbursed expenses affected net investment income per share as follows:

                                                       WAIVER/REIMBURSEMENT
     PERIOD                                                 (PER SHARE)
     ------                                            --------------------
     January 1, 2001 through June 30, 2001 ...........         $0.02
     January 1, 2000 through December 31, 2000 .......         $0.06
     January 1, 1999 through December 31, 1999 .......         $0.06
     January 1, 1998 through December 31, 1998 .......         $0.05
     January 1, 1997 through December 31, 1997 .......         $0.08
     January 2, 1996 through December 31, 1996 .......         $0.13

(2) Total return would have been lower had the Adviser not waived or reimbursed certain expenses during the period ended December 31, 1996, the fiscal years 1997 through 2000, and the six months ended June 30, 2001. Total return for periods of less than one year are not annualized.




    The accompanying notes are an integral part of the financial statements.

                           LIPPER U.S. EQUITY FUND(SM)
                              FINANCIAL HIGHLIGHTS
                                  RETAIL SHARES

                        SELECTED PER SHARE DATA & RATIOS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         SIX MONTHS ENDED    2000         1999        1998       1997        1996
                                           JUNE 30, 2001    FISCAL       FISCAL      FISCAL     FISCAL      FISCAL
                                           (UNAUDITED)++     YEAR         YEAR        YEAR       YEAR        YEAR*
                                         ----------------  -------      -------     -------     -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ....     $11.02        $12.67       $12.62      $12.03      $11.38     $10.00
                                              ------       -------      -------     -------     -------    -------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income (Loss) (1) .......      --+           (0.05)       (0.14)       0.11        0.13       0.11
 Net Realized and Unrealized Gain (Loss)
  on Investments ........................      (0.58)         0.20         1.33        1.26        1.95       1.86
                                              ------       -------      -------     -------     -------    -------
   Total From Investment Operations .....      (0.58)         0.15         1.19        1.37        2.08       1.97
                                              ------       -------      -------     -------     -------    -------
DISTRIBUTIONS:
 Net Investment Income ..................       --            --           --         (0.11)      (0.13)     (0.17)
 In Excess of Net Investment Income .....       --            --           --          --+         --         --
 Net Realized Gain ......................       --           (1.59)       (1.14)      (0.67)      (1.30)     (0.34)
 In Excess of Net Realized Gain .........       --           (0.21)        --          --          --        (0.08)
                                              ------       -------      -------     -------     -------    -------
   Total Distributions ..................       --           (1.80)       (1.14)      (0.78)      (1.43)     (0.59)
                                              ------       -------      -------     -------     -------    -------
Net Asset Value, End of Period ..........     $10.44        $11.02       $12.67      $12.62      $12.03     $11.38
                                              ======       =======      =======     =======     =======    =======
TOTAL RETURN (2) ........................      (5.26)%        1.12%       10.01%      11.15%      18.58%     19.62%
                                              ======       =======      =======     =======     =======    =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's) .......       $597          $974         $565      $1,308        $899       $613
Ratios After Expense Waiver and/
 or Reimbursement:
  Expenses to Average Net Assets ........       1.35%**       1.35%        1.35%       1.35%       1.35%      1.35%**
  Net Investment Income (Loss) to
   Average Net Asset ....................      (0.07)%**     (0.49)%      (0.58)%      0.80%       0.96%      1.31%**
Ratios Before Expense Waiver and/
 or Reimbursement:
  Expenses to Average Net Assets ........       1.78%**       1.88%        1.76%       1.76%       2.01%      2.75%**
  Net Investment Income (Loss) to
   Average Net Asset ....................      (0.49)%**     (1.02)%      (1.12)%      0.39%       0.30%     (0.09)%**
Portfolio Turnover Rate .................        223%**        347%         123%        204%        145%       117%

-----------
 * January 4, 1996 (initial offering of shares by the Fund) through December 31, 1996.

**   Annualized.

 +   Amount represents less than $0.01 per share.

++ Per share amount for the six months ended June 30, 2001 is based on average shares outstanding.

(1) Voluntarily waived fees and reimbursed expenses affected net investment income per share as follows:

                                                       WAIVER/REIMBURSEMENT
     PERIOD                                                 (PER SHARE)
     ------                                            --------------------
     January 1, 2001 through June 30, 2001 ............        $0.02
     January 1, 2000 through December 31, 2000 ........        $0.06
     January 1, 1999 through December 31, 1999 ........        $0.10
     January 1, 1998 through December 31, 1998 ........        $0.06
     January 1, 1997 through December 31, 1997 ........        $0.09
     January 4, 1996 through December 31, 1996 ........        $0.12

(2) Total return would have been lower had the Adviser not waived or reimbursed certain expenses during the period ended December 31, 1996, the fiscal years 1997 through 2000, and the six months ended June 30, 2001. Total return for periods of less than one year are not annualized.




    The accompanying notes are an integral part of the financial statements.

                           LIPPER U.S. EQUITY FUND(SM)
                              FINANCIAL HIGHLIGHTS
                          GROUP RETIREMENT PLAN SHARES

                        SELECTED PER SHARE DATA & RATIOS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         SIX MONTHS ENDED    2000         1999        1998       1997        1996
                                           JUNE 30, 2001    FISCAL       FISCAL      FISCAL     FISCAL      FISCAL
                                           (UNAUDITED)++     YEAR         YEAR        YEAR       YEAR        YEAR*
                                         ----------------  -------      -------     -------     -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ....     $10.98        $12.63       $12.59      $12.01      $11.38     $10.00
                                              ------       -------      -------     -------     -------    -------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income (Loss) (1) .......       --+          (0.05)       (0.06)       0.09        0.08       0.07
 Net Realized and Unrealized Gain (Loss)
  on Investments ........................      (0.58)         0.20         1.24        1.28        2.00       1.91
                                              ------       -------      -------     -------     -------    -------
   Total From Investment
    Operations ..........................      (0.58)         0.15         1.18        1.37        2.08       1.98
                                              ------       -------      -------     -------     -------    -------
DISTRIBUTIONS:
 Net Investment Income ..................       --            --           --         (0.12)      (0.15)     (0.18)
 In Excess of Net Investment Income .....       --            --           --          --+         --         --
 Net Realized Gain ......................       --           (1.59)       (1.14)      (0.67)      (1.30)     (0.34)
 In Excess of Net Realized Gain .........       --           (0.21)        --          --          --        (0.08)
                                              ------       -------      -------     -------     -------    -------
   Total Distributions ..................       --           (1.80)       (1.14)      (0.79)      (1.45)     (0.60)
                                              ------       -------      -------     -------     -------    -------
NET ASSET VALUE, END OF PERIOD ..........     $10.40        $10.98       $12.63      $12.59      $12.01     $11.38
                                              ======       =======      =======     =======     =======    =======
TOTAL RETURN (2) ........................      (5.28)%        1.12%        9.96%      11.16%      18.55%     19.69%
                                              ======       =======      =======     =======     =======    =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's) .......     $4,519        $4,274       $3,737      $3,510      $1,887     $  452
Ratios After Expense Waiver and/or
 Reimbursement:
  Expenses to Average Net Assets ........       1.35%**       1.35%        1.35%       1.35%       1.35%      1.35%**
  Net Investment Income (Loss) to
   Average Net Assets ...................      (0.03)%**     (0.48)%      (0.76)%      0.87%       0.89%      1.29%**
Ratios Before Expense Waiver and/or
 Reimbursement:
  Expenses to Average Net Assets ........       1.77%**       1.88%        1.76%       1.76%       2.01%      2.39%**
  Net Investment Income (Loss) to
   Average Net Assets ...................      (0.45)%**     (1.01)%      (1.12)%      0.46%       0.25%      0.25%**
Portfolio Turnover Rate .................        223%**        347%         123%        204%        145%       117%

-----------
 * January 4, 1996 (initial offering of shares by the Fund) through December 31, 1996.

**   Annualized.

 +   Amount represents less than $0.01 per share.

++ Per share amount for the six months ended June 30, 2001 is based on average shares outstanding.

(1) Voluntarily waived fees and reimbursed expenses affected net investment income per share as follows:

                                                       WAIVER/REIMBURSEMENT
     PERIOD                                                 (PER SHARE)
     ------                                            --------------------
     January 1, 2001 through June 30, 2001 ............        $0.02
     January 1, 2000 through December 31, 2000 ........        $0.06
     January 1, 1999 through December 31, 1999 ........        $0.05
     January 1, 1998 through December 31, 1998 ........        $0.04
     January 1, 1997 through December 31, 1997 ........        $0.06
     January 4, 1996 through December 31, 1996 ........        $0.06

(2) Total return would have been lower had the Adviser not waived or reimbursed certain expenses during the period ended December 31, 1996, the fiscal years 1997 through 2000, and the six months ended June 30, 2001. Total return for periods of less than one year are not annualized.




    The accompanying notes are an integral part of the financial statements.

                          LIPPER U.S. EQUITY FUND(SM)
                         NOTES TO FINANCIAL STATEMENTS


     The Lipper Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company and was incorporated on August 22, 1995. As of June 30, 2001, the Company was comprised of three diversified portfolios: the Lipper High Income Bond Fund, the Lipper U.S. Equity Fund, and the Lipper Prime Europe Equity Fund. These financial statements pertain to the Lipper U.S. Equity Fund only. The financial statements of the remaining portfolios are presented separately. The Company offers the shares of each Fund in three classes: Premier Shares, Retail Shares and Group Retirement Plan Shares. The Lipper U.S. Equity Fund (the "Fund") commenced investment operations on January 2, 1996.

     The Lipper U.S. Equity Fund seeks capital appreciation by investing primarily in a diversified portfolio of large capitalization U.S. equity securities.

A. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Fund which are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the mean of the closing bid and asked prices on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.

     2. FEDERAL INCOME TAXES: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     At June 30, 2001, the cost of investments and unrealized appreciation (depreciation) of investments for Federal income tax purposes were:

                                                                        NET
          COST            APPRECIATION        (DEPRECIATION)       APPRECIATION
       -----------        ------------        --------------       ------------
       $28,190,473         $1,629,928           $(984,805)           $645,123

     3. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income annually. Net realized capital gains, if any, will be distributed at least annually by the Fund. All distributions are recorded on ex-dividend date.

     Income and capital gains distributions are determined in accordance with U.S. Federal income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to differing book and tax treatments for deferred organization costs.

     Permanent book and tax differences between U.S. Federal income tax regulations and generally accepted accounting principles may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

     4. PURCHASED AND WRITTEN OPTIONS: The Fund may purchase or write put and call options on securities, securities indices, currencies and other financial instruments. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, index or other instrument at the exercise price. The Fund may purchase a put option on a security to protect its holdings in the underlying instrument, or a similar instrument, against a substantial decline in the market value of such instrument by

                          LIPPER U.S. EQUITY FUND(SM)
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The purchase of a call option on a security, index or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. The Fund may purchase a put or call option to limit exposure to a written put or call option.

     Options contracts are valued daily and unrealized appreciation or depreciation is recorded based upon the last sales price on the principal exchange on which the option is traded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Premiums received or paid from the writing or purchasing of options are offset against the proceeds of securities sold or added to the cost of securities purchased upon the exercise of the option. Upon expiration of a purchased or written option, the premium is recorded as a realized loss or gain, respectively. Possible losses on purchased options can not exceed the total premium paid.

     Use of written put and call options could result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values, or cause the Fund to hold a security it might otherwise not purchase or sell. Losses which may result from the use of options will reduce the Fund's net asset value, and possibly income, and such losses may be greater than if options had not been used.

     5. OTHER: Securities transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Expenses of the Company, which are not directly attributable to a Fund, are allocated among the Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. ADVISORY SERVICES: Lipper & Company, L.L.C. (the "Adviser") serves as the investment adviser to the Fund. Under the terms of the Investment Advisory Agreement (the "Agreement"), the Adviser provides investment advisory services for a fee calculated at an annual rate of 0.85% of the Fund's average daily net assets. From time to time, the Adviser may voluntarily waive, for a period of time, all or a portion of the fee to which it is entitled under its Agreement with the Fund. Until further notice, the Adviser has agreed to voluntarily waive fees and reimburse expenses to the extent necessary to maintain an annual operating expense ratio to net assets of not more than the following:

                                                       GROUP RETIREMENT
                    PREMIER SHARES    RETAIL SHARES      PLAN SHARES
                    --------------    -------------    ----------------
                          1.10%          1.35%             1.35%

C. ADMINISTRATIVE AND CUSTODIAL SERVICES: J.P. Morgan Investor Services Co., formerly Chase Global Funds Services Co., a wholly owned subsidiary of The Chase Manhattan Bank ("Chase"), serves as the Company's administrator (the "Administrator") pursuant to an Administrative Agreement. Under the Administrative Agreement, the Administrator provides administrative, fund accounting, dividend disbursing and transfer agent services to the Company. As compensation for its services, the Company pays the Administrator a monthly fee at the annual rate of 0.20% of the Company's average daily net assets up to and including $200 million; 0.10% of the Company's average daily net assets in excess of $200 million up to and including $400 million and 0.05% of the Company's average daily net assets in excess of $400 million. The Fund is subject to a minimum annual fee of $70,000 per year. Under a separate agreement, Chase also serves as the Company's custodian for the Fund's assets.

D. DISTRIBUTION SERVICES: Lipper & Company, L.P., an affiliate of the Adviser, serves as the Company's distributor (the "Distributor"). The Distributor is entitled to receive an annual distribution fee payable from the net assets of the Fund's Retail Shares of up to 0.25% of the average daily net assets of such Fund's Retail Shares. The Company has entered into shareholder servicing agreements with respect to the Fund's Group Retirement Plan Shares. Under such

                          LIPPER U.S. EQUITY FUND(SM)
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


servicing agreements, each servicing agent will be entitled to receive from the net assets of the Fund's Group Retirement Plan Shares, an annual servicing fee of up to 0.25% of the average daily net assets of such Fund's Group Retirement Plan Shares for certain support services which supplement the services provided by the Company's administrator and transfer agent.

E. DIRECTORS' FEES: For the six months ended June 30, 2001, the Company paid each Director who was not a director, officer or employee of the Adviser or any of its affiliates, a fee of $8,000 per annum plus $500 per quarterly meeting attended and reimbursements for expenses incurred in attending Board meetings.

F. PURCHASES AND SALES: For the six months ended June 30, 2001, the cost of purchases and proceeds of sales for investment securities other than long-term U.S. Government and short-term securities were:


                  PURCHASES                            SALES
                 -----------                        -----------
                 $28,842,212                        $23,361,679

There were no purchases or sales of long-term U.S. Government securities.

G. CAPITAL STOCK: Capital share transactions for the Fund, by class of shares, were as follows:

                                        SIX MONTHS ENDED
                                          JUNE 30, 2001         YEAR ENDED
                                           (UNAUDITED)       DECEMBER 31, 2000
                                        -----------------    -----------------

PREMIER SHARES (1):
 Issued--Regular ................             494,445            767,465
         Distributions Reinvested                --              242,612
 Redeemed .......................              (6,720)          (796,477)
                                              -------           --------
   Net Increase .................             487,725            213,600

RETAIL SHARES (2):                            -------            -------
 Issued--Regular ................               3,637             42,508
         Distributions Reinvested                --               12,394
 Redeemed .......................             (34,846)           (11,073)
                                              -------            -------
   Net Increase (Decrease) ......             (31,209)            43,829
                                              -------            -------
GROUP RETIREMENT PLAN SHARES (3):
 Issued--Regular ................              52,479             66,784
         Distributions Reinvested                --               54,426
 Redeemed .......................              (7,378)           (27,760)
                                              -------            -------
   Net Increase .................              45,101             93,450
                                              -------            -------

H. OTHER: At June 30, 2001, the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate net assets of the Fund was as follows:

                                            NO. OF                       %
                                         SHAREHOLDERS                OWNERSHIP
                                         ------------                ---------
         Premier Shares                       3                        51.5%
         Retail Shares                        1                        23.3%
         Group Retirement Shares              3                        99.9%

Transactions by shareholders holding a significant ownership percentage of the Fund can have an impact on other shareholders of the Fund.

     The Company has a $20 million line of credit with Chase, which is available to meet temporary cash needs of the Company. The Company pays a commitment fee for this line of credit.

                         [THIS PAGE INTENTIONAL BLANK]

INVESTMENT ADVISER:          LIPPER & COMPANY, L.L.C.

ADMINISTRATOR AND            J.P. MORGAN
TRANSFER AGENT:              INVESTOR SERVICES CO.

DISTRIBUTOR:                 LIPPER & COMPANY, L.P.

CUSTODIAN:                   THE CHASE MANHATTAN BANK

LEGAL COUNSEL:               SIMPSON THACHER & BARTLETT

INDEPENDENT ACCOUNTANTS:     PRICEWATERHOUSECOOPERS LLP

BOARD OF DIRECTORS:          KENNETH LIPPER
                             ---------------------------------------------------
                             Chairman of the Board and President
                               The Lipper Funds, Inc.
                             Chairman of the Board, Chief
                             Executive Officer and President
                               Lipper & Company

                             ABRAHAM BIDERMAN
                             ---------------------------------------------------
                             Executive Vice President,
                             Secretary and Treasurer
                               The Lipper Funds, Inc.
                             Executive Vice President
                               Lipper & Company

                             STANLEY BREZENOFF
                             ---------------------------------------------------
                             Chief Executive Officer
                               Maimonides Medical Center

                             MARTIN MALTZ
                             ---------------------------------------------------
                             Principal Scientist
                               Xerox Corporation

                             IRWIN RUSSELL
                             ---------------------------------------------------
                             Attorney
                               Law Offices of Irwin E. Russell
                             Director Emeritus
                               The Walt Disney Company

         Ticker Symbols:
           Premier Shares:                        LUEPX
           Retail Shares:                         LUERX
           Group Retirement Plan Shares:          LUEGX

         FOR MORE COMPLETE INFORMATION CONCERNING THE LIPPER FUNDS, INCLUDING A PROSPECTUS, PLEASE CALL 1-800-LIPPER9, VISIT THE LIPPER FUNDS' INTERNET SITE AT WWW.LIPPER.COM, OR SEND AN ELECTRONIC REQUEST TO THE FOLLOWING E-MAIL ADDRESS: LIPPER.FUNDS@LIPPER.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

         LIPPER & COMPANY, L.P., DISTRIBUTOR.

         (C) 2001 Lipper & Company, Inc. All rights reserved. Lipper & Company, The Lipper Funds and Lipper U.S. Equity Fund are trademarks and/or service marks of Lipper & Company, Inc.

         THE LIPPER FUNDS(SM) AND LIPPER U.S. EQUITY FUND(SM) ARE NOT AFFILIATED WITH LIPPER INC., A REUTERS COMPANY.

     THE LIPPER FUNDS(SM)
--------------------------------------------------------------------------------
                                          LIPPER PRIME EUROPE EQUITY FUND(SM)









                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

                               TABLE OF CONTENTS



                 Shareholder's Letter ........................  1


                 Portfolio of Investments ....................  3


                 Statement of Assets and Liabilities .........  7


                 Statement of Operations .....................  8


                 Statement of Changes in Net Assets ..........  9


                 Financial Highlights ........................ 10


                 Notes to Financial Statements ............... 13

THE LIPPER FUNDS(SM)                                         SEMI-ANNUAL REPORT
Lipper Prime Europe Equity Fund(SM)                               June 30, 2001



Dear Shareholder:

     We are pleased to present the Semi-Annual Report for the Lipper Prime Europe Equity Fund for the six-month period ended June 30, 2001. The Lipper Prime Europe Equity Fund is one of three investment portfolios, together with the Lipper U.S. Equity Fund and the Lipper High Income Bond Fund, which comprise The Lipper Funds, Inc. This report presents the financial statements and performance review of the Lipper Prime Europe Equity Fund for the six-month period ended June 30, 2001.

     The first half of 2001 proved to be rather disappointing for equity investors in Europe, as signs of economic slowdown spread across the continent. Despite the second quarter beginning with a strong market rebound after a dramatic sell-off at the end of the first quarter, European stocks declined by the end of June. Year-to-date, as of June 30, 2001, the MSCI Europe 15 Index was down 7.91% on a Euro-denominated basis and down 16.96% on a U.S. dollar-denominated basis, due to a euro versus dollar depreciation of 9.83%. Comparably, year-to-date, the Lipper Prime Europe Equity Fund Premier Shares generated a net return of -8.19%* on a Euro-denominated basis and -17.22% on a U.S. dollar-denominated basis.

     Despite the continued economic slowdown sweeping across the continent, the European Central Bank cut its benchmark interest rate only once during the first half of the year, a 25 basis point decrease announced in May. The European Central Bank significantly downgraded this year's projection for euro-zone economic growth and warned that the global slowdown may hit harder than expected. The 12-nation economy is expected to expand between 2.2% to 2.8% in 2001 down from forecasts in the range of 2.6% to 3.6%--and well below 3.4% growth last year, according to the European Central Bank projections for economic growth and inflation in the euro zone. The central bank is also less optimistic about growth for the next year than it was six months ago, though it still expects the economy to pick up slightly. "There are downward risks to euro-area growth arising from the possibility that the slowdown in world growth may be deeper and more prolonged than currently anticipated," the ECB stated. Notwithstanding these warnings, the ECB is finding it difficult to lower interest rates too aggressively because it is still concerned about inflation, which is expected to average between 2.3% and 2.7% this year, well above the ECB's upper target of 2%. European inflation has been caused by a variety of problems, most of which are outside the central bank's control. Countries are still absorbing increases in world oil prices. Food prices have jumped at unusually rapid prices due to bad weather this spring and infectious epidemics leading to the slaughter of livestock. In addition, weakness of the euro has pushed up the cost of products imported from outside the euro area.

     In the last six months, Europe has not proved immune to the U.S. slowdown. Overall, European business remains weak as some manufacturing industries are suffering as exports to the United States and Asia weaken. The European Union's most recent survey of business confidence showed a deterioration of industry sentiment across the continent. On a sector basis telecom proved to be one of the poorer performers, while some cyclicals, like automotives and construction, performed reasonably well, indicating that the main concern of the investor is still with the slowdown and valuation of high-tech sectors more than a general world recession.

     Looking forward to the remainder of 2001, economists, political leaders and investors expect the European Central Bank to reduce interest rates in the coming months in an effort to soften the impact of the global economic slowdown on Europe, provide some support to the struggling Euro currency and bolster European stock markets. On the whole, the improvement in Europe will be more evident as the general economic situation improves and investor confidence in equities is restored. We believe European stocks remain attractively valued compared to that of the U.S. equity market. Going forward, the Fund will continue to target stable companies whose earnings are expected to remain strong despite an economic slowdown. Over the long-term, we expect high quality growth stocks to outperform.

     We at Lipper & Company remain dedicated to achieving superior long-term results while focusing on capital preservation. Therefore, we will continue to look for attractively priced stocks with strong long-term growth potential.

     We hope you find the enclosed report informative. We appreciate your participation in The Lipper Funds, Inc.


                                           Sincerely,


                                       /s/ KENNETH LIPPER
                                           ------------------------------------
                                           Kenneth Lipper
                                           President and Chairman of the Board

----------
* Total returns include the reinvestment of income, dividends and capital gains. The Fund's net asset value and investment return will fluctuate, and the value of the Fund's shares may be more or less than original cost upon redemption. Past performance is no guarantee of future results.

                       LIPPER PRIME EUROPE EQUITY FUND(SM)
                            PORTFOLIO OF INVESTMENTS
                            June 30, 2001 (Unaudited)


                                                            Shares      Value
                                                           --------  -----------
COMMON STOCKS AND PREFERRED STOCKS (87.2%)

BELGIUM (1.5%)
     Dexia .........................................        90,000   $ 1,427,870
                                                                     -----------
FINLAND (0.8%)
     Nokia Oyj .....................................        32,820   $   743,813
                                                                     -----------
FRANCE (13.4%)
     Alcatel S.A ...................................        20,000   $   418,219
     Axa ...........................................        84,000     2,392,990
     Bouygues Offshore .............................        27,200     1,210,092
     Carrefour S.A .................................        32,000     1,693,193
     Dassault Systemes S.A .........................        15,000       578,056
     GrandVision ...................................        51,000       964,993
     Hermes International ..........................         8,080     1,115,002
     Technip S.A ...................................         8,000     1,121,571
     Total Fina Elf S.A ............................        26,020     3,643,505
                                                                     -----------
                                                                     $13,137,621
                                                                     -----------
GERMANY (11.7%)
     Allianz Holding AG ............................         9,200   $ 2,700,339
     Bayer AG ......................................        40,000     1,557,738
     Bayerische Motoren Werke AG ...................        37,820     1,245,511
     Deutsche Telekom AG ...........................        50,000     1,128,513
     Porsche AG Preferred ..........................         4,900     1,688,368
     Preussag AG ...................................        41,600     1,271,385
     Wella AG Preferred ............................        39,300     1,896,461
                                                                     -----------
                                                                     $11,488,315
                                                                     -----------
IRELAND (2.1%)
     Bank of Ireland ...............................        69,000   $   683,458
     CRH plc .......................................        41,250       701,934
     Ryanair Holdings plc ..........................        70,000       725,957
                                                                     -----------
                                                                     $ 2,111,349
                                                                     -----------
ITALY (7.5%)
     Alleanza Assicurazioni S.p.A ..................        56,900   $   600,215
     Banca Popolare di Bergamo-Credito Varesino Scrl        33,700       553,488
     Bulgari S.p.A .................................        62,000       649,289
     ENI S.p.A .....................................       162,095     1,976,099
     Gewiss S.p.A ..................................       190,000       836,438
     Saipem S.p.A ..................................       130,000       712,072
     Telecom Italia Mobile S.p.A ...................       265,080     1,350,983
     Tod's S.p.A ...................................        16,500       657,933
                                                                     -----------
                                                                     $ 7,336,517
                                                                     -----------


    The accompanying notes are an integral part of the financial statements.

                       LIPPER PRIME EUROPE EQUITY FUND(SM)
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)

                                                                Shares      Value
                                                              ---------- ----------
NETHERLANDS (9.4%)
    *ING Groep N.V., Certificate Shares ....................    46,000   $3,006,434
     Koninklijke Ahold N.V .................................    68,000    2,130,037
     Koninklijke Numico N.V ................................    27,000    1,036,158
     TNT Post Group N.V ....................................    79,000    1,648,620
     VNU N.V ...............................................    42,000    1,422,283
                                                                         ----------
                                                                         $9,243,532
                                                                         ----------
PORTUGAL (1.5%)
     Portugal Telecom SGPS S.A .............................   200,000   $1,395,191
    *Portugal Telecom SGPS S.A. Rights (expire 07/09/01)....   260,000       35,219
                                                                         ----------
                                                                         $1,430,410
                                                                         ----------
SPAIN (4.7%)
     Banco Bilbao Vizcaya Argentaria S.A ...................    77,700   $1,005,127
     Banco Santander Central Hispano S.A ...................   110,000      996,444
     Endesa S.A ............................................    50,000      797,494
     Indra Sistemas S.A ....................................    40,000      352,184
    *Telefonica S.A ........................................    90,060    1,110,120
     Zeltia S.A ............................................    32,500      330,723
                                                                         ----------
                                                                         $4,592,092
                                                                         ----------
SWEDEN (0.8%)
     Skandia Forsakrings AB ................................    82,000   $  753,303
                                                                         ----------

SWITZERLAND (8.9%)
     Disetronic Holding AG .................................       894   $  658,998
     Julius Baer Holding AG ................................       250      961,752
    *Logitech International S.A ............................     4,100    1,313,825
     Novartis AG, Bearer Registered ........................    70,000    2,533,241
     Roche Holding AG, DRC .................................    25,000    1,801,113
     Swisslog Holding AG ...................................    12,000      537,413
     Tecan AG ..............................................    11,500      953,268
                                                                         ----------
                                                                         $8,759,610
                                                                         ----------



    The accompanying notes are an integral part of the financial statements.


                       LIPPER PRIME EUROPE EQUITY FUND(SM)
                      PORTFOLIO OF INVESTMENTS (Continued)
                            June 30, 2001 (Unaudited)

                                                                 Shares        Value
                                                               ---------     ---------
UNITED KINGDOM (24.9%)
     AstraZeneca plc ...................................          21,000   $   978,468
     Bioglan Pharma plc ................................         125,000       704,953
    *British Telecommunications plc ....................         145,000       911,552
     Cadbury Schweppes plc .............................         310,278     2,092,404
     Expro International Group plc .....................         130,000     1,078,702
     Galen Holdings plc ................................         100,000     1,165,898
     GlaxoSmithKline plc ...............................         169,040     4,754,725
     Lloyds TSB Group plc ..............................         270,000     2,701,747
     Misys plc .........................................         160,000     1,118,362
     Pearson plc .......................................          81,362     1,341,082
     PizzaExpress plc ..................................         143,300     1,844,052
     Smiths Group plc ..................................         133,000     1,543,162
     The Sage Group plc ................................         180,000       643,002
     Vodafone Group plc ................................       1,594,000     3,530,814
                                                                           -----------
                                                                           $24,408,923
                                                                           -----------
TOTAL COMMON AND PREFERRED STOCKS
  (COST $99,269,845) ...................................                   $85,433,355

                                                             Face Amount
                                                             -----------
FOREIGN CURRENCY (0.0%)
     British Pound .....................................         GBP 269   $       378
     Swiss Franc .......................................         CHF 510           284
                                                                           -----------
TOTAL FOREIGN CURRENCY (Cost $666) .....................                   $       662
                                                                           -----------
TOTAL INVESTMENTS (87.2%)
  (COST $99,270,511) ...................................                   $85,434,017
OTHER ASSETS AND LIABILITIES (12.8%) ...................                    12,544,135
                                                                           -----------
NET ASSETS (100.0%) ....................................                   $97,978,152
                                                                           ===========

----------
* Non-income producing security.
DRC--Dividend Right Certificates.

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

     Under the terms of foreign currency exchange contracts open at June 30, 2001, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars or foreign currency as indicated below:


                                                                         NET
    CURRENCY TO              SETTLEMENT                              UNREALIZED
      DELIVER       VALUE       DATE     IN EXCHANGE FOR    VALUE       GAIN
    -----------    --------   --------   ---------------   --------  ----------
    GBP 180,887    $254,398   07/02/01     USD 254,508     $254,508     $110


----------
GBP--British Pound
USD--U.S. Dollar



    The accompanying notes are an integral part of the financial statements.

                       LIPPER PRIME EUROPE EQUITY FUND(SM)
                      PORTFOLIO OF INVESTMENTS (Continued)
                            June 30, 2001 (Unaudited)


            Summary of Non-U.S. Securities by Industry Classification



                                                     PERCENT OF
INDUSTRY                                              NET ASSET          VALUE
--------                                              ---------      -----------
Automobiles ........................................      3.0%       $ 2,933,879
Banking ............................................      8.5          8,329,886
Broadcasting .......................................      2.8          2,763,364
Building Materials .................................      0.7            701,935
Chemicals ..........................................      1.6          1,557,738
Electrical/Electronics .............................      2.2          2,150,262
Energy .............................................      5.7          5,619,604
Financial Services .................................      3.1          3,006,434
Food ...............................................      3.2          3,128,562
Health & Personal Care .............................     14.2         13,881,388
Insurance ..........................................      6.6          6,446,847
IT/Computer Services ...............................      2.7          2,691,604
Leisure ............................................      1.9          1,844,052
Machinery ..........................................      2.7          2,664,733
Merchandising ......................................      4.9          4,788,224
Multi-Industry .....................................      1.3          1,271,385
Oil Services .......................................      3.1          3,000,866
Recreation and Other Consumer Goods ................      4.4          4,318,684
Services ...........................................      2.2          2,186,033
Telecommunications: Equipment ......................      1.2          1,162,031
Telecommunications: Integrated Operator ............      4.7          4,580,595
Telecommunications: Mobil Operator .................      5.0          4,881,798
Transportation .....................................      0.7            725,957
Utilities ..........................................      0.8            797,494
Foreign Currency ...................................      0.0                662
                                                        -----        -----------
TOTAL INVESTMENTS AND FOREIGN CURRENCY .............     87.2%       $85,434,017
Other Assets and Liabilities .......................     12.8         12,544,135
                                                        -----        -----------
NET ASSETS .........................................    100.0%       $97,978,152
                                                        =====        ===========


    The accompanying notes are an integral part of the financial statements.

                              LIPPER PRIME EUROPE EQUITY FUND(SM)
                              STATEMENT OF ASSETS AND LIABILITIES
                                   JUNE 30, 2001 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $99,269,845) ..................................... $  85,433,355
 Foreign Currency, at value (Cost $666) .......................................           662
 Cash .........................................................................    11,636,081
 Receivable for Investments Sold ..............................................     1,368,905
 Tax Reclaim Receivable .......................................................       181,143
 Dividends Receivable .........................................................        53,809
 Receivable from Investment Custodian .........................................         6,851
 Unrealized Gain on Foreign Currency Exchange Contracts .......................           110
 Prepaid Assets ...............................................................        31,267
                                                                                -------------
    Total Assets .............................................................. $  98,712,183
                                                                                -------------
LIABILITIES:
 Payable for Investments Purchased ............................................ $     527,669
 Investment Advisory Fees Payable .............................................        88,265
 Professional Fees Payable ....................................................        51,059
 Administrative Fee Payable ...................................................        16,109
 Shareholder Servicing Fee Payable--Group Retirement Plan Shares ..............        13,541
 Directors' Fees Payable ......................................................        12,796
 Distribution Fee Payable--Retail Shares ......................................        10,867
 Other Liabilities ............................................................        13,725
                                                                                -------------
    TOTAL LIABILITIES ......................................................... $     734,031
                                                                                -------------
NET ASSETS .................................................................... $  97,978,152
                                                                                =============
NET ASSETS CONSIST OF:
 Paid in Capital .............................................................. $ 116,665,924
 Undistributed Net Investment Income ..........................................       266,305
 Accumulated Net Realized Loss ................................................    (5,096,903)
 Unrealized Depreciation on Investments and Foreign Currency Translations .....   (13,857,174)
                                                                                -------------
                                                                                $  97,978,152
                                                                                =============
PREMIER SHARES:
 Net Assets ................................................................... $  91,268,339
 Shares Issued and Outstanding ($.001 par value) (Authorized 1,111,111,111)....     9,585,862
 Net Asset Value, Offering and Redemption Price Per Share ..................... $        9.52
                                                                                =============
RETAIL SHARES: ................................................................
 Net Assets ................................................................... $   3,165,444
 Shares Issued and Outstanding ($.001 par value) (Authorized 1,111,111,111)....       335,891
 Net Asset Value, Offering and Redemption Price Per Share ..................... $        9.42
                                                                                =============
GROUP RETIREMENT PLAN SHARES: .................................................
 Net Assets ................................................................... $   3,544,369
 Shares Issued and Outstanding ($.001 par value) (Authorized 1,111,111,112)....       376,614
 Net Asset Value, Offering and Redemption Price Per Share ..................... $        9.41
                                                                                =============



    The accompanying notes are an integral part of the financial statements.

                            LIPPER PRIME EUROPE EQUITY FUND(SM)
                                   STATEMENT OF OPERATIONS
                     For the Six Months Ended June 30, 2001 (Unaudited)


INVESTMENT INCOME
 Dividends ...................................................................... $  1,291,899
 Interest .......................................................................      105,956
 Less: Foreign Taxes Withheld ...................................................     (211,651)
                                                                                  ------------
  TOTAL INCOME .................................................................. $  1,186,204
                                                                                  ------------
EXPENSES
 Investment Advisory Fee ........................................................ $    660,070
 Administrative Fee .............................................................      121,172
 Custodian Fees .................................................................       76,881
 Professional Fees ..............................................................       29,843
 Registration and Filing Fees ...................................................       16,936
 Directors' Fees ................................................................       14,107
 Amortization of Organization Costs .............................................        4,675
 Shareholder Servicing Fee--Group Retirement Plan Shares ........................        4,658
 Distribution Fee--Retail Shares ................................................        4,497
 Other Expenses .................................................................       34,176
                                                                                  ------------
  TOTAL EXPENSES ................................................................ $    967,015
                                                                                  ------------
   NET INVESTMENT INCOME ........................................................ $    219,189
                                                                                  ------------
NET REALIZED GAIN (LOSS) FROM:
 Investments sold ............................................................... $ (4,056,856)
 Foreign Currency Transactions ..................................................     (151,295)
                                                                                  ------------
  TOTAL NET REALIZED LOSS ....................................................... $ (4,208,151)
                                                                                  ------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION:
 Investments .................................................................... $(18,980,237)
 Foreign Currency Translations ..................................................      (21,125)
                                                                                  ------------
  NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ............................ $(19,001,362)
                                                                                  ------------
TOTAL NET REALIZED LOSS AND NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION... $(23,209,513)
                                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................ $(22,990,324)
                                                                                  ============



    The accompanying notes are an integral part of the financial statements.


                             LIPPER PRIME EUROPE EQUITY FUND(SM)
                             STATEMENT OF CHANGES IN NET ASSETS
                                                             SIX MONTHS ENDED
                                                               JUNE 30, 2001       YEAR ENDED
                                                                (UNAUDITED)     DECEMBER 31, 2000
                                                             -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
 Net Investment Income (Loss) ..............................   $     219,189      $    (344,321)
 Net Realized Gain (Loss) ..................................      (4,208,151)         5,873,614
 Net Change in Unrealized Appreciation/Depreciation ........     (19,001,362)       (26,280,966)
                                                               -------------      -------------
  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .....   $ (22,990,324)     $ (20,751,673)
                                                               -------------      -------------

DISTRIBUTIONS:
PREMIER SHARES:
 From Net Realized Gains ...................................   $        --        $ (17,734,222)
 In Excess of Net Realized Gains ...........................            --             (839,511)

RETAIL SHARES:
 From Net Realized Gains ...................................            --             (564,379)
 In Excess of Net Realized Gains ...........................            --              (26,717)
GROUP RETIREMENT PLAN SHARES:
 From Net Realized Gains ...................................            --             (475,802)
 In Excess of Net Realized Gains ...........................            --              (22,524)
                                                               -------------      -------------
  TOTAL DISTRIBUTIONS ......................................   $        --        $ (19,663,155)
                                                               -------------      -------------
CAPITAL SHARE TRANSACTIONS:
PREMIER SHARES:
 Issued--Regular ...........................................   $   3,747,335      $  21,484,174
    --Distributions Reinvested .............................            --           18,480,173
 Redeemed ..................................................     (25,074,562)       (18,498,723)
                                                               -------------      -------------
   Net Increase (Decrease) in Premier Shares Transactions ..   $ (21,327,227)     $  21,465,624
                                                               -------------      -------------

RETAIL SHARES:
 Issued--Regular ...........................................   $     227,353      $   2,269,415
   --Distributions Reinvested ..............................            --              577,881
 Redeemed ..................................................        (522,301)        (1,771,205)
                                                               -------------      -------------
   Net Increase (Decrease) in Retail Shares Transactions ...   $    (294,948)     $   1,076,091
                                                               -------------      -------------

GROUP RETIREMENT PLAN SHARES:
 Issued--Regular ...........................................   $     411,202      $   2,619,997
   --Distributions Reinvested ..............................            --              497,356
 Redeemed ..................................................        (145,296)        (1,480,935)
                                                               -------------      -------------
   Net Increase in Group Retirement Plan Shares Transactions   $     265,906      $   1,636,418
                                                               -------------      -------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS ..............................   $ (21,356,269)     $  24,178,133
                                                               -------------      -------------
TOTAL DECREASE .............................................   $ (44,346,593)     $ (16,236,695)
                                                               -------------      -------------
NET ASSETS:
 Beginning of Period .......................................   $ 142,324,745      $ 158,561,440
                                                               -------------      -------------
 End of Period (A) .........................................   $  97,978,152      $ 142,324,745
                                                               =============      =============

------------
(A) Includes undistributed net investment income ...........   $     266,305    $      47,116
                                                               =============      =============



    The accompanying notes are an integral part of the financial statements.

                                                  LIPPER PRIME EUROPE EQUITY FUND(SM)
                                                         FINANCIAL HIGHLIGHTS
                                                            PREMIER SHARES


                                                   SELECTED PER SHARE DATA & RATIOS
                                            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         SIX MONTHS ENDED       2000         1999           1998         1997         1996
                                           JUNE 30, 2001       FISCAL       FISCAL         FISCAL       FISCAL       FISCAL
                                            (UNAUDITED)         YEAR         YEAR           YEAR         YEAR         YEAR*
                                          ---------------    ---------     ---------     ---------     --------     --------

NET ASSET VALUE, BEGINNING OF PERIOD        $  11.50         $   15.03     $   14.10     $   11.74     $  11.25     $  10.00
                                            --------         ---------     ---------     ---------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income (Loss) (1) ..            0.02             (0.03)        (0.02)        (0.01)        0.05         0.04
 Net Realized and Unrealized Gain
  (Loss) on Investments ............           (2.00)            (1.76)         2.11          3.79         2.06         1.62
                                            --------         ---------     ---------     ---------     --------     --------
    Total From Investment
     Operations ....................           (1.98)            (1.79)         2.09          3.78         2.11         1.66
                                            --------         ---------     ---------     ---------     --------     --------
DISTRIBUTIONS:
 Net Investment Income .............              --                --            --            --        (0.03)       (0.02)
 In Excess of Net Investment Income               --                --            --            --          --+           --
 Net Realized Gain .................              --             (1.66)        (1.16)        (1.42)       (1.59)       (0.39)
 In Excess of Net Realized Gain ....              --             (0.08)           --            --           --           --
                                            --------         ---------     ---------     ---------     --------     --------
    Total Distributions ............              --             (1.74)        (1.16)        (1.42)       (1.62)       (0.41)
                                            --------         ---------     ---------     ---------     --------     --------
NET ASSET VALUE, END OF PERIOD .....        $   9.52         $   11.50     $   15.03     $   14.10     $  11.74     $  11.25
                                            ========         =========     =========     =========     ========     ========
TOTAL RETURN (2) ...................          (17.22)%          (12.50)%       15.70%        32.29%       18.83%       16.68%
                                            ========         =========     =========     =========     ========     ========
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's) ..        $ 91,268         $ 134,164     $ 150,979     $ 124,406     $ 82,787     $ 62,942
Ratios After Expense Waiver and/or
 Reimbursement:
  Expenses to Average Net Assets ...            1.60%**           1.56%         1.51%         1.54%        1.59%        1.60%**
  Net Investment Income (Loss)
   to Average Net Assets ...........            0.38%**         (0.21)%       (0.15)%       (0.06)%        0.43%        0.53%**
Ratios Before Expense Waiver and/or
 Reimbursement:
  Expenses to Average Net Assets ...             N/A               N/A           N/A           N/A          N/A         1.78%**
  Net Investment Income to Average
   Net Assets ......................             N/A               N/A           N/A           N/A          N/A         0.35%**
Portfolio Turnover Rate ............              16%**             38%           52%           61%          71%          34%

-----------

 *    April 1, 1996 (commencement of Fund operations) through December 31, 1996.

**    Annualized.

+     Amount is less than $0.01 per share.

(1) Voluntarily waived fees and reimbursed expenses affected the net investment income per share in the amount of $0.01 for the period ended December 31, 1996. There were no waivers or reimbursements for the fiscal years 1997 through 2000 or for the six months ended June 30, 2001.

(2) Total return would have been lower had the Adviser not waived or reimbursed certain expenses during the period ended December 31, 1996. Total return for periods of less than one year are not annualized.




    The accompanying notes are an integral part of the financial statements.

                                                  LIPPER PRIME EUROPE EQUITY FUND(SM)
                                                         FINANCIAL HIGHLIGHTS
                                                             RETAIL SHARES

                                                   SELECTED PER SHARE DATA & RATIOS
                                            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                         SIX MONTHS ENDED   2000         1999        1998       1997        1996
                                           JUNE 30, 2001   FISCAL       FISCAL      FISCAL     FISCAL      FISCAL
                                            (UNAUDITED)     YEAR         YEAR        YEAR       YEAR        YEAR*
                                         ----------------  ------       ------      ------     ------      ------

NET ASSET VALUE, BEGINNING OF PERIOD          $11.40       $14.95       $14.05      $11.73      $11.25     $ 9.93
                                              ------       ------       ------      ------      ------     ------
Income From Investment Operations:
 Net Investment Income (Loss) (1)                 --        (0.05)       (0.04)      (0.03)       0.02      (0.01)
 Net Realized and Unrealized Gain
  (Loss) on Investments                       (1.98)        (1.76)        2.10        3.77        2.05       1.73
                                              ------       ------       ------      ------      ------     ------
    Total From Investment
     Operations                               (1.98)        (1.81)        2.06        3.74        2.07       1.72
                                              ------       ------       ------      ------      ------     ------
DISTRIBUTIONS:
 Net Investment Income                            --            --          --          --          --      (0.01)
 In Excess of Net Investment Income               --            --          --          --          --+        --
 Net Realized Gain                                --        (1.66)       (1.16)      (1.42)      (1.59)     (0.39)
 In Excess of Net Realized Gain                   --        (0.08)          --          --          --         --
                                              ------       ------       ------      ------      ------     ------
    Total Distributions                           --        (1.74)       (1.16)      (1.42)      (1.59)     (0.40)
                                              ------       ------       ------      ------      ------     ------
NET ASSET VALUE, END OF PERIOD                $ 9.42       $11.40       $14.95      $14.05      $11.73     $11.25
                                              ======       ======       ======      ======      ======     ======
TOTAL RETURN (2)                              (17.37)%     (12.70)%      15.54%      31.96%      18.49%     17.37%
                                              ======       ======       ======      ======      ======     ======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)             $3,166       $4,175       $4,295      $2,472      $1,137       $609
Ratios After Expense Waiver and/or
 Reimbursement:
  Expenses to Average Net Assets                1.85%**      1.81%        1.76%       1.79%       1.84%     1.85%**
  Net Investment Income (Loss) to
   Average Net Assets                           0.16%**     (0.46)%      (0.34)%     (0.25)%      0.16%    (0.13)%*
Ratios Before Expense Waiver and/or
 Reimbursement:
  Expenses to Average Net Assets                 N/A          N/A          N/A         N/A         N/A       2.07%**
  Net Investment Loss to Average
   Net Assets                                    N/A          N/A          N/A         N/A         N/A     (0.35)%**
Portfolio Turnover Rate                           16%**        38%          52%         61%         71%        34%

----------
* April 11, 1996 (initial offering of shares by the Fund) through December 31, 1996.

**   Annualized.

+    Amount is less than $0.01 per share.

(1) Voluntarily waived fees and reimbursed expenses affected the net investment income per share in the amount of $0.02 for the period ended December 31, 1996. There were no waivers or reimbursements for the fiscal years 1997 through 2000 or for the six months ended June 30, 2001.

(2) Total return would have been lower had the Adviser not waived or reimbursed certain expenses during the period ended December 31, 1996. Total return for periods of less than one year are not annualized.



    The accompanying notes are an integral part of the financial statements.

                                                  LIPPER PRIME EUROPE EQUITY FUND(SM)
                                                         FINANCIAL HIGHLIGHTS
                                                     GROUP RETIREMENT PLAN SHARES

                                                   SELECTED PER SHARE DATA & RATIOS
                                            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                         SIX MONTHS ENDED    2000         1999        1998        1997       1996
                                           JUNE 30, 2001    FISCAL       FISCAL      FISCAL      FISCAL     FISCAL
                                            (UNAUDITED)      YEAR         YEAR        YEAR        YEAR       YEAR*
                                         ----------------   ------       ------      ------      ------     ------

NET ASSET VALUE, BEGINNING OF PERIOD          $11.38        $14.94       $14.05      $11.72      $11.24     $ 9.92
                                              ------        ------       ------      ------      ------     ------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income (Loss) (1)               0.02         (0.04)       (0.05)      (0.03)       0.03     (0.02)
 Net Realized and Unrealized Gain
  (Loss) on Investments                        (1.99)        (1.78)        2.10        3.78        2.05       1.74
                                              ------        ------       ------      ------      ------     ------
    Total From Investment
     Operations                                (1.97)        (1.82)        2.05        3.75        2.08       1.72
                                              ------        ------       ------      ------      ------     ------
DISTRIBUTIONS:
 Net Investment Income                            --            --           --          --       (0.01)     (0.01)
 In Excess of Net Investment Income               --            --           --          --          --+        --
 Net Realized Gain                                --         (1.66)       (1.16)      (1.42)      (1.59)     (0.39)
 In Excess of Net Realized Gain                   --         (0.08)          --          --          --         --
                                              ------        ------       ------      ------      ------     ------
    Total Distributions                           --         (1.74)       (1.16)      (1.42)      (1.60)     (0.40)
                                              ------        ------       ------      ------      ------     ------
NET ASSET VALUE, END OF PERIOD                $ 9.41        $11.38       $14.94      $14.05      $11.72     $11.24
                                              ------        ------       ------      ------      ------     ------
TOTAL RETURN (2)                             (17.31)%       (12.78)%      15.47%      32.08%      18.60%     17.40%
                                              ------        ------       ------      ------      ------     ------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)             $3,544        $3,986       $3,287      $2,318        $941       $195
Ratios After Expense Waiver and/or
 Reimbursement:
  Expenses to Average Net Assets                1.85%**       1.81%        1.76%       1.79%       1.84%     1.85%**
  Net Investment Income (Loss) to
   Average Net Assets                           0.21%**      (0.49)%      (0.41)%     (0.29)%      0.34%    (0.43)%**
Ratios Before Expense Waiver and/or
 Reimbursement:
  Expenses to Average Net Assets                 N/A           N/A          N/A         N/A         N/A       2.04%**
  Net Investment Loss to Average
   Net Assets                                    N/A           N/A          N/A         N/A         N/A     (0.62)%**
Portfolio Turnover Rate                           16%**         38%          52%         61%         71%        34%

----------

* April 12, 1996 (initial offering of shares by the Fund) through December 31, 1996.

**   Annualized.

+    Amount is less than $0.01 per share.

(1) Voluntarily waived fees and reimbursed expenses affected the net investment income per share in the amount of $0.01 for the period ended December 31, 1996. There were no waivers or reimbursements for the fiscal years 1997 through 2000 or for the six months ended June 30, 2001.

(2) Total return would have been lower had the Adviser not waived or reimbursed certain expenses during the period ended December 31, 1996. Total return for periods of less than one year are not annualized.



    The accompanying notes are an integral part of the financial statements.

                       LIPPER PRIME EUROPE EQUITY FUND(SM)
                          NOTES TO FINANCIAL STATEMENTS


     The Lipper Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company and was incorporated on August 22, 1995. As of June 30, 2001, the Company was comprised of three diversified portfolios: the Lipper High Income Bond Fund, the Lipper U.S. Equity Fund, and the Lipper Prime Europe Equity Fund. These financial statements pertain to the Lipper Prime Europe Equity Fund only. The financial statements of the remaining Funds are presented separately. The Company offers the shares of each Fund in three classes: Premier Shares, Retail Shares and Group Retirement Plan Shares. The Lipper Prime Europe Equity Fund (the "Fund") was funded on April 1, 1996 with a contribution of securities to the Fund from a corresponding limited partnership (see Note G).

     The Lipper Prime Europe Equity Fund seeks capital appreciation by investing primarily in a diversified portfolio of medium and large capitalization Western European common stocks issued by companies that have strong growth prospects based on balance sheet strength (including leverage and free cash flow available for capital investment), historic return on equity, projected earnings per share growth rates, industry position and management.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the mean of the closing bid and asked prices on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.

     2. FEDERAL INCOME TAXES: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or repatriated and are accrued when the related income is earned.

     At June 30, 2001, the cost of investments and unrealized appreciation (depreciation) of investments for Federal income tax purposes were:

                                                                     NET
       COST            APPRECIATION        (DEPRECIATION)       DEPRECIATION
    -----------        ------------         -------------       -------------
    $99,269,845         $5,558,414          $(19,394,904)       $(13,836,490)

     3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars quoted by a major U.S. or foreign bank. Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

                       LIPPER PRIME EUROPE EQUITY FUND(SM)
                    NOTES TO FINANCIAL STATEMENTS (Continued)



     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, dispositions of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Asset and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected in the Statement of Operations.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

     4. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into forward foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses, when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     5. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income annually. Net realized capital gains, if any, will be distributed at least annually by the Fund. All distributions are recorded on ex-dividend date.

     Income and capital gains distributions are determined in accordance with U.S. Federal income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to differing book and tax treatments for deferred organization costs, foreign currency transactions, post-October losses and losses due to wash sales transactions.

     Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), undistributed realized net gain (loss) and paid in capital. Such adjustments are not included for the purpose of calculating the financial highlights.

     6. ORGANIZATION COSTS: Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

     7. OTHER: Securities transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Expenses of the Company, which are not directly attributable to a Fund, are allocated among the Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. ADVISORY SERVICES: Prime Lipper Asset Management (the "Adviser") serves as the investment adviser to the Fund. Under the terms the Investment Advisory Agreement (the "Agreement"), the Adviser provides investment advisory services for a fee calculated at an annual rate of 1.10% of the Fund's average daily net assets.

                       LIPPER PRIME EUROPE EQUITY FUND(SM)
                    NOTES TO FINANCIAL STATEMENTS (Continued)



From time to time, the Adviser may voluntarily waive, for a period of time, all or a portion of the fee to which it is entitled under its Agreement with the Fund. Until further notice, the Adviser has agreed to voluntarily waive fees and reimburse expenses to the extent necessary to maintain an annual operating expense ratio to net assets of not more than the following:

                                                       GROUP RETIREMENT
            PREMIER SHARES          RETAIL SHARES         PLAN SHARES
            --------------          -------------      -----------------
                 1.60%                  1.85%                1.85%

     No waivers or reimbursements were received by the Fund for the six months ended June 30, 2001.

C. ADMINISTRATIVE AND CUSTODIAL SERVICES: J.P. Morgan Investor Services Co., formerly Chase Global Funds Services Co., a wholly owned subsidiary of The Chase Manhattan Bank ("Chase"), serves as the Company's administrator (the "Administrator") pursuant to an Administrative Agreement. Under the Administrative Agreement, the Administrator provides administrative, fund accounting, dividend disbursing and transfer agent services to the Company. As compensation for its services, the Company pays the Administrator a monthly fee at the annual rate of 0.20% of the Company's average daily net assets up to and including $200 million; 0.10% of the Company's average daily net assets in excess of $200 million up to and including $400 million; and 0.05% of the Company's average daily net assets in excess of $400 million. The Fund is subject to a minimum annual fee of $70,000 per year. Under a separate agreement, Chase also serves as the Company's custodian for the Fund's assets.

D. DISTRIBUTION SERVICES: Lipper & Company, L.P., an affiliate of the Adviser, serves as the Company's distributor (the "Distributor"). The Distributor is entitled to receive an annual distribution fee payable from the net assets of the Fund's Retail Shares of up to 0.25% of the average daily net assets of such Fund's Retail Shares. The Company has entered into shareholder servicing agreements with respect to the Fund's Group Retirement Plan Shares. Under such servicing agreements, each servicing agent will be entitled to receive from the net assets of the Fund's Group Retirement Plan Shares, an annual servicing fee of up to 0.25% of the average daily net assets of such Fund's Group Retirement Plan Shares for certain support services which supplement the services provided by the Company's administrator and transfer agent.

E. DIRECTORS' FEES: For the six months ended June 30, 2001, the Company paid each Director who was not a director, officer or employee of the Adviser or any of its affiliates, a fee of $8,000 per annum plus $500 per quarterly meeting attended and reimbursements for expenses incurred in attending Board meetings.

F. PURCHASES AND SALES: For the six months ended June 30, 2001, the cost of purchases and proceeds of sales for investment securities other than long-term U.S. Government and short-term securities were:

                     Purchases                            Sales
                    ----------                         -----------
                    $8,949,232                         $38,884,126

     There were no purchases or sales of long-term U.S. Government securities.

G. LIMITED PARTNERSHIP TRANSFER: The Fund was formed as a successor investment vehicle for a limited partnership (the "Partnership") for which the Adviser acted as general partner and investment adviser since inception. On April 1, 1996, the Fund exchanged Premier Shares for portfolio securities of the Partnership.

                       LIPPER PRIME EUROPE EQUITY FUND(SM)
                    NOTES TO FINANCIAL STATEMENTS (Continued)



H. CAPITAL STOCK: Capital share transactions for the Fund, by class of shares, were as follows:


                                       SIX MONTHS ENDED
                                         JUNE 30, 2001        YEAR ENDED
                                          (UNAUDITED)      DECEMBER 31, 2000
                                       -----------------   -----------------
PREMIER SHARES (1):
 Issued--Regular ......................      560,498           1,544,063
   --Distributions Reinvested .........         --             1,481,219
 Redeemed .............................   (2,637,653)         (1,406,372)
                                          ----------          ----------
   Net Increase (Decrease) ............   (2,077,155)          1,618,910
                                          ----------          ----------

RETAIL SHARES (2):
 Issued--Regular ......................       23,108             158,386
   --Distributions Reinvested .........         --                46,652
 Redeemed .............................      (53,329)           (126,189)
                                          ----------          ----------
   Net Increase (Decrease) ............      (30,221)             78,849
                                          ----------          ----------

GROUP RETIREMENT PLAN SHARES (3):
 Issued--Regular ......................       40,271             195,615
   --Distributions Reinvested .........         --                40,488
 Redeemed .............................      (13,788)           (106,044)
                                          ----------          ----------
   Net Increase .......................       26,483             130,059
                                          ----------          ----------

I. OTHER: At June 30, 2001, the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares for the Fund was as follows:

                                             NO. OF                %
                                          SHAREHOLDERS         OWNERSHIP
                                          ------------         ---------
   Premier Shares                              1                 14.3%
   Retail Shares                               1                 12.0%
   Group Retirement Plan Shares                4                 99.0%

     Transactions by shareholders holding a significant ownership percentage of the Fund can have an impact on other shareholders of the Fund.

     The Company has a $20 million line of credit with Chase which is available to meet temporary cash needs of the company. The company pays a commitment fee for this line of credit.

INVESTMENT ADVISER:        PRIME LIPPER ASSET  MANAGEMENT

ADMINISTRATOR  AND         J.P. MORGAN
TRANSFER AGENT:            INVESTOR SERVICES CO.

DISTRIBUTOR:               LIPPER & COMPANY, L.P.

CUSTODIAN:                 THE CHASE MANHATTAN BANK

LEGAL COUNSEL:             SIMPSON THACHER & BARTLETT

INDEPENDENT ACCOUNTANTS:   PRICEWATERHOUSECOOPERS LLP

BOARD OF DIRECTORS:        KENNETH LIPPER
                           -------------------------------------
                           Chairman of the Board and President
                             The Lipper Funds, Inc.
                           Chairman of the Board, Chief
                           Executive Officer and President
                             Lipper & Company


                           ABRAHAM BIDERMAN
                           -------------------------------------
                           Executive Vice President,
                           Secretary and Treasurer
                             The Lipper Funds, Inc.
                           Executive Vice President
                             Lipper & Company


                           STANLEY BREZENOFF
                           -------------------------------------
                           Chief Executive Officer
                             Maimonides Medical Center


                           MARTIN MALTZ
                           -------------------------------------
                           Principal Scientist
                             Xerox Corporation


                           IRWIN RUSSELL
                           -------------------------------------
                           Attorney
                             Law Offices of Irwin E. Russell
                           Director Emeritus
                             The Walt Disney Company

TICKER SYMBOLS:
  Premier Shares:                   LPEEX
  Retail Shares:                    LPERX
  Group Retirement Plan Shares:     LPEGX

For more complete information concerning The Lipper Funds, including a prospectus, please call 1-800-LIPPER9, visit The Lipper Funds' internet site at www.lipper.com, or send an electronic request to the following e-mail address: lipper.funds@lipper.com.

European investments involve currency and other risks, which may include political and market risks. Please read the prospectus carefully before investing.

Lipper & Company, L.P., Distributor.

(c) 2001 Lipper & Company, Inc. All rights reserved. LIPPER & COMPANY, THE LIPPER FUNDS and LIPPER PRIMEEUROPE EQUITY FUND are trademarks and/or service marks ofLipper & Company, Inc.

The Lipper Funds(SM) and Lipper Prime Europe Equity Fund(SM) are not affiliated with Lipper Inc., a Reuters company.